Information by Segment - Generation and Transmission, and Distribution by Country (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Jan. 01, 2016		Dec. 18, 2015
ASSETS
TOTAL CURRENT ASSETS		$ 4,545,421,000	$ 4,775,794,000	[1]			$ 11,143,350,000	[1]
Cash and cash equivalents		1,472,763,000	2,689,456,000	[1]			1,668,868,000	[1]
Other current financial assets		110,352,000	136,256,000	[1]			96,123,000	[1]
Other current non-financial assets		195,516,000	143,435,000	[1]			143,614,000	[1]
Trade and other current receivables		2,465,905,000	1,538,858,000	[1]	$ 1,532,234,000		1,532,234,000	[1]
Current accounts receivable from related parties		7,403,000	45,620,000	[1]			5,023,000	[1]
Inventories		246,089,000	99,198,000	[1]			133,854,000	[1]
Current tax assets		47,393,000	122,971,000	[1]			66,822,000	[1]
Non-current assets or disposal groups held for sale or for distribution to owners	[1]						7,496,812,000
TOTAL NON-CURRENT ASSETS		15,623,569,000	12,075,678,000	[1]			10,611,120,000	[1]
Other non-current financial assets		1,752,267,000	1,029,310,000	[1]			689,321,000	[1]
Other non-current non-financial assets		464,501,000	108,407,000	[1]			109,219,000	[1]
Trade and other non-current receivables		712,717,000	537,212,000	[1]	561,417,000		561,417,000	[1]
Non-current accounts receivable from related parties		2,845,000	360,000	[1]			501,000	[1]
Investments accounted for using the equity method		2,747,000	1,770,000	[1]	43,596,000		43,596,000	[1]
Intangible assets other than goodwill		3,682,479,000	1,810,158,000	[1]	1,381,941,000		1,381,941,000	[1]
Goodwill		713,175,000	714,758,000	[1]			625,492,000	[1]
Property, plant and equipment		8,092,467,000	7,693,156,000	[1]			7,045,689,000	[1]
Deferred tax assets		200,371,000	180,547,000	[1]			153,944,000	[1]
TOTAL ASSETS		20,168,990,000	16,851,472,000	[1]			21,754,470,000	[1]
Current Assets		4,545,421,000	4,775,794,000	[1]			11,143,350,000	[1]
Non-current Assets		15,623,569,000	12,075,678,000	[1]			10,611,120,000	[1]
TOTAL ASSETS		20,168,990,000	16,851,472,000	[1]			21,754,470,000	[1]
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		4,934,335,000	3,822,112,000	[1]			6,344,177,000	[1]
Other current financial liabilities		689,768,000	753,857,000	[1]			968,618,000	[1]
Trade and other current payables		3,553,919,000	2,472,614,000	[1]			2,045,770,000	[1]
Current accounts payable to related parties		225,027,000	166,854,000	[1]			154,750,000	[1]
Other current provisions		269,966,000	179,266,000	[1]			179,254,000	[1]
Current tax liabilities		172,638,000	201,467,000	[1]			200,811,000	[1]
Other current non-financial liabilities		23,017,000	48,054,000	[1]			55,236,000	[1]
Liabilities associated with disposal groups held for sale or for distribution to owners	[1]						2,739,738,000
TOTAL NON-CURRENT LIABILITIES		6,956,148,000	5,149,621,000	[1]			3,877,950,000	[1]
Other non-current financial liabilities		4,349,515,000	3,580,077,000	[1]			2,601,240,000	[1]
Trade and other non-current payables		1,060,338,000	512,009,000	[1]			399,268,000	[1]
Other long-term provisions		660,305,000	348,454,000	[1]			258,883,000	[1]
Deferred tax liabilities		455,311,000	329,559,000	[1]			326,553,000	[1]
Non-current provisions for employee benefits		388,931,000	341,353,000	[1]			263,702,000	[1]
Other non-current non-financial liabilities		41,748,000	38,169,000	[1]			28,304,000	[1]
TOTAL EQUITY	[1]	8,278,507,000	7,879,739,000				11,532,343,000
Equity attributable to shareholders of Enel Américas		6,480,471,000	6,199,634,000	[1]			8,485,622,000	[1]
Issued capital		6,763,204,424	9,023,164,048	[1]			10,680,663,000	[1]	$ 10,680,663,292
Retained earnings		3,583,831,000	4,023,919,000	[1]			5,809,538,000	[1]
Treasury shares	[1]		(139,630,000)
Other reserves		(3,866,564,000)	(6,707,819,000)	[1]			(8,004,579,000)	[1]
Non-controlling interests		1,798,036,000	1,680,105,000	[1]			3,046,721,000	[1]
TOTAL LIABILITIES AND EQUITY		20,168,990,000	16,851,472,000	[1]			21,754,470,000	[1]
Current Liabilities		4,934,335,000	3,822,112,000	[1]			6,344,177,000	[1]
Non-Current Liabilities		6,956,148,000	5,149,621,000	[1]			3,877,950,000	[1]
EQUITY	[1]	8,278,507,000	7,879,739,000				11,532,343,000
Equity attributable to shareholders of Enel Américas		6,480,471,000	6,199,634,000	[1]			8,485,622,000	[1]
TOTAL LIABILITIES AND EQUITY		20,168,990,000	16,851,472,000	[1]			21,754,470,000	[1]
Total Revenue and Other Operating Income		10,540,327,000	7,686,133,000	[1]	8,097,386,000	[1]
Revenues		9,591,590,000	7,051,459,000	[1]	7,129,333,000	[1]
Energy sales		8,661,401,000	6,394,519,000		6,452,295,000
Other sales		44,194,000	52,312,000		62,086,000
Other services rendered		885,995,000	604,628,000		614,952,000
Other operating income		948,737,000	634,674,000	[1]	968,053,000	[1]
Raw materials and consumables used		(5,985,112,000)	(3,911,769,000)	[1]	(4,241,880,000)	[1]
Energy purchases		(3,940,466,000)	(2,442,519,000)		(2,880,537,000)
Fuel consumption		(229,308,000)	(362,156,000)		(394,242,000)
Transportation costs		(634,118,000)	(394,097,000)		(375,454,000)
Other miscellaneous supplies and services		(1,181,220,000)	(712,997,000)		(591,647,000)
CONTRIBUTION MARGIN		4,555,215,000	3,774,364,000	[1]	3,855,506,000	[1]
Other work performed by the entity and capitalized		173,186,000	99,449,000	[1]	102,490,000	[1]
Employee benefits expenses		(837,984,000)	(626,102,000)	[1]	(744,907,000)	[1]
Other expenses		(943,156,000)	(817,375,000)	[1]	(746,176,000)	[1]
GROSS OPERATING RESULT		2,219,399,000	1,800,020,000	[1]	1,916,511,000	[1]
Depreciation and amortization expense		(648,114,000)	(473,238,000)	[1]	(489,594,000)	[1]
Reversal of impairment loss (impairment losses) recognized in profit or loss		(79,748,000)	(157,078,000)		(60,808,000)
OPERATING INCOME		2,219,399,000	1,800,020,000		1,916,511,000
FINANCIAL RESULT		(582,406,000)	(438,798,000)		43,205,000
Financial income		293,843,000	276,457,000	[1]	450,230,000	[1]
Cash and cash equivalents		123,139,000	150,320,000		189,877,000
Other financial income		170,704,000	126,137,000		260,353,000
Financial costs		(869,535,000)	(773,157,000)	[1]	(588,742,000)	[1]
Bank borrowings		(97,495,000)	(84,753,000)		(59,448,000)
Secured and unsecured obligations		(215,836,000)	(284,842,000)		(273,798,000)
Other		(556,204,000)	(403,562,000)		(255,496,000)
Gains (losses) from indexed assets and liabilities			(1,032,000)		(14,153,000)
Foreign currency exchange differences		(6,714,000)	58,934,000	[1]	195,870,000	[1]
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		192,639,000	258,017,000		420,047,000
Negative		(199,353,000)	(199,083,000)		(224,177,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		3,310,000	2,706,000	[1]	5,091,000	[1]
Other gains (losses)		5,345,000	12,141,000	[1]	(10,029,000)	[1]
Gain (loss) from other investments		185,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment		5,160,000	25,845,000		(10,030,000)
Income before taxes		1,645,648,000	1,376,069,000	[1]	1,954,778,000	[1]
Income tax expenses, continuing operations		(519,134,000)	(531,461,000)	[1]	(799,840,000)	[1]
Net income from continuing operations		1,126,514,000	844,608,000	[1]	1,154,938,000	[1]
Income after tax from discontinued operations	[1]		170,263,000		593,118,000
Net Income	[1]	1,126,514,000	1,014,871,000		1,748,056,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		1,870,049,000	2,532,186,000	[2]	2,937,879,000	[2]
Net cash flows used in investing activities		(2,479,141,000)	(734,958,000)	[2]	(1,856,248,000)	[2]
Net cash flows from (used in) financing activities		(588,520,000)	(1,093,851,000)	[2]	(1,619,371,000)	[2]
Operating Segments [member] | Chile [Member]
ASSETS
TOTAL CURRENT ASSETS		265,002,000	1,692,473,000				10,147,225,000
Cash and cash equivalents		184,157,000	1,458,198,000				1,185,755,000
Other current financial assets		127,000	32,660,000				23,039,000
Other current non-financial assets		577,000	233,000				57,000
Trade and other current receivables		3,592,000	2,313,000				1,028,000
Current accounts receivable from related parties		68,433,000	111,030,000				101,534,000
Current tax assets		8,116,000	88,039,000				40,164,000
Non-current assets or disposal groups held for sale or for distribution to owners							8,795,648,000
TOTAL NON-CURRENT ASSETS		7,410,770,000	6,099,917,000				6,223,607,000
Other non-current non-financial assets		2,403,000	2,403,000				13,813,000
Trade and other non-current receivables		124,000	239,000
Non-current accounts receivable from related parties		375,000,000	51,773,000
Investments accounted for using the equity method		7,033,243,000	6,040,965,000				6,185,157,000
Deferred tax assets			4,537,000				24,637,000
TOTAL ASSETS		7,675,772,000	7,792,390,000				16,370,832,000
Current Assets		265,002,000	1,692,473,000				10,147,225,000
Non-current Assets		7,410,770,000	6,099,917,000				6,223,607,000
TOTAL ASSETS		7,675,772,000	7,792,390,000				16,370,832,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		85,879,000	875,138,000				3,118,604,000
Other current financial liabilities		11,791,000	14,771,000				354,833,000
Trade and other current payables		35,418,000	61,530,000				43,131,000
Current accounts payable to related parties		37,377,000	780,818,000				53,141,000
Other current provisions		1,239,000	17,893,000				5,000
Current tax liabilities		54,000	126,000				38,477,000
Liabilities associated with disposal groups held for sale or for distribution to owners							2,629,017,000
TOTAL NON-CURRENT LIABILITIES		618,499,000	611,803,000				35,572,000
Other non-current financial liabilities		607,512,000	608,917,000				31,210,000
Trade and other non-current payables		15,000
Deferred tax liabilities		8,140,000
Non-current provisions for employee benefits		2,832,000	2,886,000				4,362,000
TOTAL EQUITY		6,971,394,000	6,305,449,000				13,216,656,000
Equity attributable to shareholders of Enel Américas		6,971,394,000	6,305,449,000				13,216,656,000
Issued capital		6,763,204,000	9,419,457,000				14,160,864,000
Retained earnings		3,449,803,000	3,324,995,000				6,546,141,000
Share premium							290,885,000
Treasury shares			(139,630,000)
Other reserves		(3,241,613,000)	(6,299,373,000)				(7,781,234,000)
TOTAL LIABILITIES AND EQUITY		7,675,772,000	7,792,390,000				16,370,832,000
Current Liabilities		85,879,000	875,138,000				3,118,604,000
Non-Current Liabilities		618,499,000	611,803,000				35,572,000
EQUITY		6,971,394,000	6,305,449,000				13,216,656,000
Equity attributable to shareholders of Enel Américas		6,971,394,000	6,305,449,000				13,216,656,000
TOTAL LIABILITIES AND EQUITY		7,675,772,000	7,792,390,000				16,370,832,000
Total Revenue and Other Operating Income		4,000	11,232,000		6,639,000
Revenues			9,527,000		6,633,000
Other sales			9,087,000
Other services rendered			440,000		6,633,000
Other operating income		4,000	1,705,000		6,000
Raw materials and consumables used			(4,191,000)
Other miscellaneous supplies and services			(4,191,000)
CONTRIBUTION MARGIN		4,000	7,041,000		6,639,000
Employee benefits expenses		(8,070,000)	(14,931,000)		(9,466,000)
Other expenses		(21,316,000)	(50,535,000)		(13,106,000)
Depreciation and amortization expense			(213,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss			(1,580,000)
OPERATING INCOME		(29,382,000)	(60,218,000)		(15,933,000)
FINANCIAL RESULT		(3,438,000)	28,745,000		(2,465,000)
Financial income		29,595,000	50,037,000		35,260,000
Cash and cash equivalents		8,207,000	44,463,000		35,220,000
Other financial income		21,388,000	5,574,000		40,000
Financial costs		(38,662,000)	(37,471,000)		(36,163,000)
Bank borrowings			(1,000)		(1,000)
Secured and unsecured obligations		(25,977,000)	(23,567,000)		(21,453,000)
Other		(12,685,000)	(13,903,000)		(14,709,000)
Gains (losses) from indexed assets and liabilities			(1,032,000)		(14,153,000)
Foreign currency exchange differences		5,629,000	17,211,000		12,591,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		81,484,000	79,742,000		93,269,000
Negative		(75,855,000)	(62,531,000)		(80,678,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		1,605,000	(525,000)		(203,000)
Other gains (losses)			10,000
Gain (loss) from the sale of property, plants and equipment			10,000
Income before taxes		(31,215,000)	(31,988,000)		(18,601,000)
Income tax expenses, continuing operations		(28,109,000)	17,832,000		(143,204,000)
Net income from continuing operations		(59,324,000)	(14,156,000)		(161,805,000)
Income after tax from discontinued operations			170,263,000		593,118,000
Net Income		(59,324,000)	156,107,000		431,313,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		23,174,000	115,344,000		840,010,000
Net cash flows used in investing activities		(982,614,000)	487,375,000		61,524,000
Net cash flows from (used in) financing activities		(319,794,000)	(628,712,000)		(922,212,000)
Operating Segments [member] | Colombia [Member]
ASSETS
TOTAL CURRENT ASSETS		725,442,000	697,376,000				524,452,000
Cash and cash equivalents		354,110,000	412,057,000				220,975,000
Other current financial assets		44,889,000	4,395,000				4,277,000
Other current non-financial assets		7,750,000	7,247,000				13,693,000
Trade and other current receivables		268,651,000	231,556,000				252,485,000
Current accounts receivable from related parties		1,612,000	533,000				2,905,000
Inventories		48,424,000	41,588,000				30,109,000
Current tax assets		6,000					8,000
TOTAL NON-CURRENT ASSETS		4,372,366,000	4,212,950,000				3,739,444,000
Other non-current financial assets		1,103,000	1,907,000				867,000
Other non-current non-financial assets		7,158,000	6,192,000				4,761,000
Trade and other non-current receivables		37,100,000	33,676,000				13,823,000
Investments accounted for using the equity method		10,000	8,000				41,537,000
Intangible assets other than goodwill		77,886,000	72,952,000				51,549,000
Goodwill		6,421,000	6,367,000				6,035,000
Property, plant and equipment		4,242,686,000	4,054,898,000				3,584,891,000
Deferred tax assets		2,000	36,950,000				35,981,000
TOTAL ASSETS		5,097,808,000	4,910,326,000				4,263,896,000
Current Assets		725,442,000	697,376,000				524,452,000
Non-current Assets		4,372,366,000	4,212,950,000				3,739,444,000
TOTAL ASSETS		5,097,808,000	4,910,326,000				4,263,896,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		942,967,000	968,178,000				829,954,000
Other current financial liabilities		267,116,000	305,209,000				240,231,000
Trade and other current payables		506,528,000	485,281,000				364,538,000
Current accounts payable to related parties		50,746,000	60,879,000				43,481,000
Other current provisions		33,779,000	36,940,000				109,495,000
Current tax liabilities		84,650,000	79,474,000				70,395,000
Other current non-financial liabilities		148,000	395,000				1,814,000
TOTAL NON-CURRENT LIABILITIES		1,971,990,000	1,928,403,000				1,567,434,000
Other non-current financial liabilities		1,750,429,000	1,711,301,000				1,425,527,000
Other long-term provisions		64,904,000	74,228,000				51,452,000
Deferred tax liabilities		18,010,000
Non-current provisions for employee benefits		127,565,000	133,162,000				90,455,000
Other non-current non-financial liabilities		11,082,000	9,712,000
TOTAL EQUITY		2,182,851,000	2,013,745,000				1,866,508,000
Equity attributable to shareholders of Enel Américas		2,182,851,000	2,013,745,000				1,866,508,000
Issued capital		224,006,000	222,163,000				210,448,000
Retained earnings		484,805,000	352,979,000				454,417,000
Share premium		101,771,000	100,933,000				4,198,000
Other reserves		1,372,269,000	1,337,670,000				1,197,445,000
TOTAL LIABILITIES AND EQUITY		5,097,808,000	4,910,326,000				4,263,896,000
Current Liabilities		942,967,000	968,178,000				829,954,000
Non-Current Liabilities		1,971,990,000	1,928,403,000				1,567,434,000
EQUITY		2,182,851,000	2,013,745,000				1,866,508,000
Equity attributable to shareholders of Enel Américas		2,182,851,000	2,013,745,000				1,866,508,000
TOTAL LIABILITIES AND EQUITY		5,097,808,000	4,910,326,000				4,263,896,000
Total Revenue and Other Operating Income		2,389,444,000	2,267,728,000		2,395,088,000
Revenues		2,371,065,000	2,250,482,000		2,369,888,000
Energy sales		2,133,884,000	2,044,231,000		2,162,523,000
Other sales		20,466,000	14,839,000		11,468,000
Other services rendered		216,715,000	191,412,000		195,897,000
Other operating income		18,379,000	17,246,000		25,200,000
Raw materials and consumables used		(955,902,000)	(970,510,000)		(1,110,727,000)
Energy purchases		(529,504,000)	(570,987,000)		(714,737,000)
Fuel consumption		(30,789,000)	(69,912,000)		(96,207,000)
Transportation costs		(244,492,000)	(201,149,000)		(187,579,000)
Other miscellaneous supplies and services		(151,117,000)	(128,462,000)		(112,204,000)
CONTRIBUTION MARGIN		1,433,542,000	1,297,218,000		1,284,361,000
Other work performed by the entity and capitalized		19,386,000	13,097,000		14,958,000
Employee benefits expenses		(89,244,000)	(76,304,000)		(87,953,000)
Other expenses		(160,646,000)	(134,369,000)		(131,121,000)
Depreciation and amortization expense		(177,419,000)	(149,469,000)		(150,608,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(2,962,000)	(35,530,000)		(290,000)
OPERATING INCOME		1,022,657,000	914,643,000		929,347,000
FINANCIAL RESULT		(174,979,000)	(197,153,000)		(102,868,000)
Financial income		19,371,000	23,942,000		15,331,000
Cash and cash equivalents		13,297,000	20,015,000		9,767,000
Other financial income		6,074,000	3,927,000		5,564,000
Financial costs		(193,550,000)	(221,529,000)		(120,430,000)
Bank borrowings		(25,090,000)	(24,726,000)		(13,130,000)
Secured and unsecured obligations		(138,469,000)	(176,995,000)		(149,924,000)
Other		(29,991,000)	(19,808,000)		42,624,000
Foreign currency exchange differences		(800,000)	434,000		2,231,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		4,435,000	6,220,000		5,245,000
Negative		(5,235,000)	(5,786,000)		(3,014,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			1,443,000		1,150,000
Other gains (losses)		474,000	(15,002,000)		(365,000)
Gain (loss) from other investments			(13,760,000)
Gain (loss) from the sale of property, plants and equipment		474,000	(1,242,000)		(365,000)
Income before taxes		848,152,000	703,931,000		827,264,000
Income tax expenses, continuing operations		(336,689,000)	(292,755,000)		(314,401,000)
Net income from continuing operations		511,463,000	411,176,000		512,863,000
Net Income		511,463,000	411,176,000		512,863,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		898,396,000	874,110,000		748,196,000
Net cash flows used in investing activities		(390,586,000)	(318,358,000)		(415,371,000)
Net cash flows from (used in) financing activities		(575,395,000)	(372,210,000)		(649,864,000)
Operating Segments [member] | Peru [Member]
ASSETS
TOTAL CURRENT ASSETS		458,183,000	538,692,000				346,770,000
Cash and cash equivalents		222,063,000	303,626,000				68,681,000
Other current financial assets			6,000
Other current non-financial assets		15,562,000	15,731,000				12,944,000
Trade and other current receivables		175,124,000	177,552,000				216,901,000
Current accounts receivable from related parties		57,000	2,338,000				1,820,000
Inventories		41,861,000	38,802,000				45,945,000
Current tax assets		3,516,000	637,000				479,000
TOTAL NON-CURRENT ASSETS		3,908,055,000	2,378,445,000				2,290,620,000
Other non-current financial assets							19,000
Investments accounted for using the equity method		1,527,055,000	131,244,000				110,219,000
Intangible assets other than goodwill		40,503,000	35,891,000				45,722,000
Goodwill			11,434,000				9,400,000
Property, plant and equipment		2,340,497,000	2,199,876,000				2,125,260,000
TOTAL ASSETS		4,366,238,000	2,917,137,000				2,637,390,000
Current Assets		458,183,000	538,692,000				346,770,000
Non-current Assets		3,908,055,000	2,378,445,000				2,290,620,000
TOTAL ASSETS		4,366,238,000	2,917,137,000				2,637,390,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		487,036,000	516,645,000				441,907,000
Other current financial liabilities		102,455,000	119,159,000				137,965,000
Trade and other current payables		265,913,000	298,688,000				210,540,000
Current accounts payable to related parties		20,616,000	24,117,000				12,092,000
Other current provisions		73,857,000	23,195,000				24,253,000
Current tax liabilities		4,344,000	9,566,000				5,478,000
Other current non-financial liabilities		19,851,000	41,919,000				51,579,000
TOTAL NON-CURRENT LIABILITIES		812,356,000	853,839,000				781,875,000
Other non-current financial liabilities		499,924,000	544,177,000				492,273,000
Trade and other non-current payables		11,206,000	10,091,000				12,000,000
Other long-term provisions		8,010,000	6,764,000				6,405,000
Deferred tax liabilities		261,056,000	261,096,000				239,163,000
Non-current provisions for employee benefits		4,526,000	4,068,000				3,730,000
Other non-current non-financial liabilities		27,634,000	27,643,000				28,304,000
TOTAL EQUITY		3,066,846,000	1,546,652,000				1,413,607,000
Equity attributable to shareholders of Enel Américas		3,066,846,000	1,546,654,000				1,413,608,000
Issued capital		1,657,365,000	762,163,000				682,138,000
Retained earnings		148,516,000	53,825,000				93,861,000
Share premium		1,874,000	72,000				70,000
Other reserves		1,259,091,000	730,594,000				637,539,000
TOTAL LIABILITIES AND EQUITY		4,366,238,000	2,917,137,000				2,637,390,000
Current Liabilities		487,036,000	516,645,000				441,907,000
Non-Current Liabilities		812,356,000	853,839,000				781,875,000
EQUITY		3,066,846,000	1,546,652,000				1,413,607,000
Equity attributable to shareholders of Enel Américas		3,066,846,000	1,546,654,000				1,413,608,000
TOTAL LIABILITIES AND EQUITY		4,366,238,000	2,917,137,000				2,637,390,000
Total Revenue and Other Operating Income		1,405,329,000	1,339,991,000		1,378,712,000
Revenues		1,359,891,000	1,334,664,000		1,371,009,000
Energy sales		1,167,604,000	1,178,167,000		1,225,761,000
Other sales		21,679,000	26,073,000		25,365,000
Other services rendered		170,608,000	130,424,000		119,883,000
Other operating income		45,438,000	5,327,000		7,703,000
Raw materials and consumables used		(722,420,000)	(728,449,000)		(697,048,000)
Energy purchases		(434,666,000)	(443,189,000)		(414,958,000)
Fuel consumption		(123,975,000)	(145,879,000)		(143,594,000)
Transportation costs		(91,718,000)	(72,225,000)		(66,357,000)
Other miscellaneous supplies and services		(72,061,000)	(67,156,000)		(72,139,000)
CONTRIBUTION MARGIN		682,909,000	611,542,000		681,664,000
Other work performed by the entity and capitalized		8,974,000	6,935,000		7,423,000
Employee benefits expenses		(63,674,000)	(62,764,000)		(63,084,000)
Other expenses		(88,768,000)	(118,420,000)		(88,774,000)
Depreciation and amortization expense		(121,731,000)	(113,011,000)		(122,490,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(16,136,000)	(2,055,000)		(9,627,000)
OPERATING INCOME		401,574,000	322,227,000		405,112,000
FINANCIAL RESULT		(33,422,000)	(34,373,000)		(52,044,000)
Financial income		9,138,000	6,816,000		6,577,000
Cash and cash equivalents		7,341,000	3,267,000		3,018,000
Other financial income		1,797,000	3,549,000		3,559,000
Financial costs		(42,059,000)	(40,086,000)		(48,109,000)
Bank borrowings		(7,115,000)	(8,481,000)		(9,374,000)
Secured and unsecured obligations		(16,131,000)	(26,079,000)		(26,861,000)
Other		(18,813,000)	(5,526,000)		(11,874,000)
Foreign currency exchange differences		(501,000)	(1,103,000)		(10,512,000)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		17,331,000	37,217,000		5,248,000
Negative		(17,832,000)	(38,320,000)		(15,760,000)
Other gains (losses)		3,687,000	28,408,000		1,140,000
Gain (loss) from other investments		17,000
Gain (loss) from the sale of property, plants and equipment		3,670,000	28,408,000		1,140,000
Income before taxes		371,839,000	316,262,000		354,208,000
Income tax expenses, continuing operations		(114,853,000)	(142,300,000)		(108,307,000)
Net income from continuing operations		256,986,000	173,962,000		245,901,000
Net Income		256,986,000	173,962,000		245,901,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		334,592,000	446,371,000		422,962,000
Net cash flows used in investing activities		(1,085,017,000)	(78,024,000)		(239,751,000)
Net cash flows from (used in) financing activities		659,599,000	(134,402,000)		(314,866,000)
Operating Segments [member] | Argentina [Member]
ASSETS
TOTAL CURRENT ASSETS		711,201,000	604,101,000				471,846,000
Cash and cash equivalents		242,072,000	218,180,000				65,029,000
Other current financial assets		412,000	1,502,000				977,000
Other current non-financial assets		17,260,000	7,197,000				3,892,000
Trade and other current receivables		401,460,000	321,816,000				304,932,000
Current accounts receivable from related parties		28,732,000	34,972,000				34,112,000
Inventories		20,813,000	16,278,000				56,532,000
Current tax assets		452,000	4,156,000				6,372,000
TOTAL NON-CURRENT ASSETS		1,516,003,000	1,398,526,000				1,392,811,000
Other non-current financial assets		27,000	502,000				31,000
Other non-current non-financial assets		4,429,000	3,115,000				5,530,000
Trade and other non-current receivables		401,725,000	414,748,000				432,757,000
Non-current accounts receivable from related parties		255,000	1,930,000				501,000
Investments accounted for using the equity method		35,641,000	39,106,000				46,861,000
Intangible assets other than goodwill		17,628,000	7,771,000				2,677,000
Goodwill		1,022,000	1,228,000				1,508,000
Property, plant and equipment		1,004,634,000	930,126,000				902,073,000
Deferred tax assets		50,642,000					873,000
TOTAL ASSETS		2,227,204,000	2,002,627,000				1,864,657,000
Current Assets		711,201,000	604,101,000				471,846,000
Non-current Assets		1,516,003,000	1,398,526,000				1,392,811,000
TOTAL ASSETS		2,227,204,000	2,002,627,000				1,864,657,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		1,211,390,000	1,018,184,000				916,598,000
Other current financial liabilities		2,938,000	4,816,000				43,488,000
Trade and other current payables		956,435,000	812,547,000				738,940,000
Current accounts payable to related parties		50,329,000	37,597,000				33,333,000
Other current provisions		150,497,000	99,436,000				42,482,000
Current tax liabilities		51,191,000	63,788,000				58,355,000
TOTAL NON-CURRENT LIABILITIES		610,568,000	631,950,000				554,717,000
Other non-current financial liabilities		48,913,000	47,945,000				54,406,000
Trade and other non-current payables		419,106,000	435,181,000				350,987,000
Non-current accounts payable to related companies		53,642,000	54,643,000				50,173,000
Other long-term provisions		21,826,000	17,795,000				14,848,000
Deferred tax liabilities		37,724,000	55,453,000				65,280,000
Non-current provisions for employee benefits		26,960,000	20,119,000				19,023,000
Other non-current non-financial liabilities		2,397,000	814,000
TOTAL EQUITY		405,246,000	352,493,000				393,342,000
Equity attributable to shareholders of Enel Américas		405,246,000	352,493,000				393,342,000
Issued capital		234,050,000	236,232,000				222,004,000
Retained earnings		274,033,000	243,887,000				34,542,000
Other reserves		(102,837,000)	(127,626,000)				136,796,000
TOTAL LIABILITIES AND EQUITY		2,227,204,000	2,002,627,000				1,864,657,000
Current Liabilities		1,211,390,000	1,018,184,000				916,598,000
Non-Current Liabilities		610,568,000	631,950,000				554,717,000
EQUITY		405,246,000	352,493,000				393,342,000
Equity attributable to shareholders of Enel Américas		405,246,000	352,493,000				393,342,000
TOTAL LIABILITIES AND EQUITY		2,227,204,000	2,002,627,000				1,864,657,000
Total Revenue and Other Operating Income		1,573,980,000	1,287,076,000		1,248,440,000
Revenues		1,535,929,000	1,156,870,000		665,622,000
Energy sales		1,480,123,000	1,095,307,000		579,023,000
Other sales		194,000	206,000		703,000
Other services rendered		55,612,000	61,357,000		85,896,000
Other operating income		38,051,000	130,206,000		582,818,000
Raw materials and consumables used		(765,851,000)	(536,670,000)		(317,258,000)
Energy purchases		(619,314,000)	(396,487,000)		(239,910,000)
Fuel consumption		(4,074,000)	(72,647,000)		(60,313,000)
Transportation costs		(15,926,000)	(4,889,000)		(2,450,000)
Other miscellaneous supplies and services		(126,537,000)	(62,647,000)		(14,585,000)
CONTRIBUTION MARGIN		808,129,000	750,406,000		931,182,000
Other work performed by the entity and capitalized		75,737,000	53,810,000		59,036,000
Employee benefits expenses		(370,729,000)	(330,358,000)		(432,195,000)
Other expenses		(185,752,000)	(166,111,000)		(244,495,000)
Depreciation and amortization expense		(78,353,000)	(61,939,000)		(73,566,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		15,605,000	(13,688,000)		(3,496,000)
OPERATING INCOME		264,637,000	232,120,000		236,466,000
FINANCIAL RESULT		(145,441,000)	(153,569,000)		199,500,000
Financial income		87,760,000	62,337,000		215,472,000
Cash and cash equivalents		61,757,000	51,545,000		117,463,000
Other financial income		26,003,000	10,792,000		98,009,000
Financial costs		(265,443,000)	(248,774,000)		(170,180,000)
Bank borrowings		(136,000)	(2,196,000)		(9,822,000)
Other		(265,307,000)	(246,578,000)		(160,358,000)
Foreign currency exchange differences		32,242,000	32,868,000		154,208,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		72,910,000	81,643,000		295,711,000
Negative		(40,668,000)	(48,775,000)		(141,503,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		1,705,000	1,788,000		4,144,000
Other gains (losses)		230,000	(43,000)		(482,000)
Gain (loss) from other investments		168,000	56,000
Gain (loss) from the sale of property, plants and equipment		62,000	(99,000)		(482,000)
Income before taxes		121,131,000	80,296,000		439,628,000
Income tax expenses, continuing operations		27,183,000	(44,673,000)		(121,281,000)
Net income from continuing operations		148,314,000	35,623,000		318,347,000
Net Income		148,314,000	35,623,000		318,347,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		209,757,000	328,608,000		534,265,000
Net cash flows used in investing activities		(122,760,000)	(157,218,000)		(439,031,000)
Net cash flows from (used in) financing activities		(17,354,000)	12,592,000		(43,321,000)
Operating Segments [member] | Brazil [Member]
ASSETS
TOTAL CURRENT ASSETS		2,519,659,000	1,377,785,000				1,113,706,000
Cash and cash equivalents		470,361,000	297,395,000				128,428,000
Other current financial assets		64,924,000	97,693,000				67,830,000
Other current non-financial assets		154,367,000	113,027,000				113,028,000
Trade and other current receivables		1,616,673,000	805,492,000				755,781,000
Current accounts receivable from related parties		43,040,000	31,509,000				27,572,000
Inventories		134,991,000	2,530,000				1,268,000
Current tax assets		35,303,000	30,139,000				19,799,000
TOTAL NON-CURRENT ASSETS		6,861,342,000	3,737,451,000				2,853,766,000
Other non-current financial assets		1,751,137,000	1,026,901,000				688,404,000
Other non-current non-financial assets		448,886,000	96,619,000				85,484,000
Trade and other non-current receivables		273,768,000	88,549,000				114,837,000
Non-current accounts receivable from related parties		57,512,000	53,148,000				49,122,000
Intangible assets other than goodwill		3,546,462,000	1,693,544,000				1,281,993,000
Goodwill		129,200,000	131,374,000				108,008,000
Property, plant and equipment		504,650,000	508,256,000				433,465,000
Deferred tax assets		149,727,000	139,060,000				92,453,000
TOTAL ASSETS		9,381,001,000	5,115,236,000				3,967,472,000
Current Assets		2,519,659,000	1,377,785,000				1,113,706,000
Non-current Assets		6,861,342,000	3,737,451,000				2,853,766,000
TOTAL ASSETS		9,381,001,000	5,115,236,000				3,967,472,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		2,157,536,000	1,235,136,000				914,267,000
Other current financial liabilities		305,468,000	309,902,000				192,101,000
Trade and other current payables		1,715,279,000	771,269,000				617,628,000
Current accounts payable to related parties		90,778,000	97,910,000				71,570,000
Other current provisions		10,594,000	1,802,000				3,019,000
Current tax liabilities		32,399,000	48,513,000				28,106,000
Other current non-financial liabilities		3,018,000	5,740,000				1,843,000
TOTAL NON-CURRENT LIABILITIES		3,399,497,000	1,208,747,000				1,021,755,000
Other non-current financial liabilities		1,442,737,000	667,737,000				597,824,000
Trade and other non-current payables		630,011,000	66,529,000				36,281,000
Non-current accounts payable to related companies		403,120,000	30,686,000				33,230,000
Other long-term provisions		565,565,000	249,667,000				186,178,000
Deferred tax liabilities		130,381,000	13,010,000				22,110,000
Non-current provisions for employee benefits		227,048,000	181,118,000				146,132,000
Other non-current non-financial liabilities		635,000
TOTAL EQUITY		3,823,968,000	2,671,353,000				2,031,450,000
Equity attributable to shareholders of Enel Américas		3,823,968,000	2,671,353,000				2,031,450,000
Issued capital		2,048,181,000	429,110,000				305,089,000
Retained earnings		414,775,000	301,696,000				203,163,000
Share premium		902,102,000	917,280,000				754,134,000
Other reserves		458,910,000	1,023,267,000				769,064,000
TOTAL LIABILITIES AND EQUITY		9,381,001,000	5,115,236,000				3,967,472,000
Current Liabilities		2,157,536,000	1,235,136,000				914,267,000
Non-Current Liabilities		3,399,497,000	1,208,747,000				1,021,755,000
EQUITY		3,823,968,000	2,671,353,000				2,031,450,000
Equity attributable to shareholders of Enel Américas		3,823,968,000	2,671,353,000				2,031,450,000
TOTAL LIABILITIES AND EQUITY		9,381,001,000	5,115,236,000				3,967,472,000
Total Revenue and Other Operating Income		5,171,570,000	2,780,106,000		3,075,186,000
Revenues		4,324,705,000	2,299,916,000		2,722,834,000
Energy sales		3,879,790,000	2,076,814,000		2,484,988,000
Other sales		1,855,000	2,107,000		24,550,000
Other services rendered		443,060,000	220,995,000		213,296,000
Other operating income		846,865,000	480,190,000		352,352,000
Raw materials and consumables used		(3,540,939,000)	(1,671,949,000)		(2,116,847,000)
Energy purchases		(2,359,632,000)	(1,034,768,000)		(1,515,672,000)
Fuel consumption		(70,470,000)	(73,718,000)		(94,128,000)
Transportation costs		(279,332,000)	(112,922,000)		(114,328,000)
Other miscellaneous supplies and services		(831,505,000)	(450,541,000)		(392,719,000)
CONTRIBUTION MARGIN		1,630,631,000	1,108,157,000		958,339,000
Other work performed by the entity and capitalized		69,089,000	25,607,000		15,526,000
Employee benefits expenses		(306,267,000)	(141,745,000)		(152,209,000)
Other expenses		(486,694,000)	(347,940,000)		(269,813,000)
Depreciation and amortization expense		(270,611,000)	(148,606,000)		(142,930,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(76,255,000)	(104,225,000)		(47,395,000)
OPERATING INCOME		559,893,000	391,248,000		361,518,000
FINANCIAL RESULT		(225,126,000)	(82,448,000)		1,082,000
Financial income		179,316,000	140,421,000		181,373,000
Cash and cash equivalents		32,537,000	31,030,000		24,409,000
Other financial income		146,779,000	109,391,000		156,964,000
Financial costs		(361,158,000)	(232,179,000)		(217,643,000)
Bank borrowings		(65,154,000)	(49,349,000)		(27,121,000)
Secured and unsecured obligations		(35,259,000)	(58,201,000)		(75,560,000)
Other		(260,745,000)	(124,629,000)		(114,962,000)
Foreign currency exchange differences		(43,284,000)	9,310,000		37,352,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		64,474,000	70,012,000		78,993,000
Negative		(107,758,000)	(60,702,000)		(41,641,000)
Other gains (losses)		954,000	(1,232,000)		(10,323,000)
Gain (loss) from the sale of property, plants and equipment		954,000	(1,232,000)		(10,323,000)
Income before taxes		335,721,000	307,568,000		352,277,000
Income tax expenses, continuing operations		(66,666,000)	(69,565,000)		(112,647,000)
Net income from continuing operations		269,055,000	238,004,000		239,630,000
Net Income		269,055,000	238,004,000		239,630,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		371,425,000	765,662,000		406,647,000
Net cash flows used in investing activities		(1,809,287,000)	(404,148,000)		(407,048,000)
Net cash flows from (used in) financing activities		1,608,280,000	(233,539,000)		(119,763,000)
Holdings, Eliminations and Others [Member]
ASSETS
TOTAL CURRENT ASSETS		(134,066,000)	(134,633,000)				(1,460,649,000)
Trade and other current receivables		405,000	129,000				1,107,000
Current accounts receivable from related parties		(134,471,000)	(134,762,000)				(162,920,000)
Non-current assets or disposal groups held for sale or for distribution to owners							(1,298,836,000)
TOTAL NON-CURRENT ASSETS		(8,444,967,000)	(5,751,611,000)				(5,889,128,000)
Other non-current non-financial assets		1,625,000	78,000				(369,000)
Non-current accounts receivable from related parties		(429,922,000)	(106,491,000)				(49,122,000)
Investments accounted for using the equity method		(8,593,202,000)	(6,209,553,000)				(6,340,178,000)
Goodwill		576,532,000	564,355,000				500,541,000
TOTAL ASSETS		(8,579,033,000)	(5,886,244,000)				(7,349,777,000)
Current Assets		(134,066,000)	(134,633,000)				(1,460,649,000)
Non-current Assets		(8,444,967,000)	(5,751,611,000)				(5,889,128,000)
TOTAL ASSETS		(8,579,033,000)	(5,886,244,000)				(7,349,777,000)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		49,527,000	(791,169,000)				122,847,000
Trade and other current payables		74,346,000	43,299,000				70,993,000
Current accounts payable to related parties		(24,819,000)	(834,467,000)				(58,867,000)
Liabilities associated with disposal groups held for sale or for distribution to owners							110,721,000
TOTAL NON-CURRENT LIABILITIES		(456,762,000)	(85,121,000)				(83,403,000)
Trade and other non-current payables			208,000
Non-current accounts payable to related companies		(456,762,000)	(85,329,000)				(83,403,000)
TOTAL EQUITY		(8,171,798,000)	(5,009,953,000)				(7,389,221,000)
Equity attributable to shareholders of Enel Américas		(8,171,798,000)	(5,009,955,000)				(7,389,221,000)
Issued capital		(4,163,602,000)	(2,045,961,000)				(4,899,880,000)
Retained earnings		(1,188,101,000)	(253,463,000)				(1,522,586,000)
Share premium		(1,005,747,000)	(1,018,285,000)				(1,049,287,000)
Other reserves		(1,814,348,000)	(1,692,246,000)				82,532,000
TOTAL LIABILITIES AND EQUITY		(8,579,033,000)	(5,886,244,000)				(7,349,777,000)
Current Liabilities		49,527,000	(791,169,000)				122,847,000
Non-Current Liabilities		(456,762,000)	(85,121,000)				(83,403,000)
EQUITY		(8,171,798,000)	(5,009,953,000)				(7,389,221,000)
Equity attributable to shareholders of Enel Américas		(8,171,798,000)	(5,009,955,000)				(7,389,221,000)
TOTAL LIABILITIES AND EQUITY		(8,579,033,000)	(5,886,244,000)				(7,349,777,000)
Total Revenue and Other Operating Income					(6,679,000)
Revenues					(6,653,000)
Other services rendered					(6,653,000)
Other operating income					(26,000)
Energy purchases		2,650,000	2,912,000		4,740,000
Transportation costs		(2,650,000)	(2,912,000)		(4,740,000)
CONTRIBUTION MARGIN					(6,679,000)
Other work performed by the entity and capitalized					5,547,000
Other expenses		20,000			1,133,000
OPERATING INCOME		20,000			1,000
Financial income		(31,337,000)	(7,096,000)		(3,783,000)
Other financial income		(31,337,000)	(7,096,000)		(3,783,000)
Financial costs		31,337,000	6,882,000		3,783,000
Other		31,337,000	6,882,000		3,783,000
Foreign currency exchange differences			214,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		(47,995,000)	(16,817,000)		(58,419,000)
Negative		47,995,000	17,031,000		58,419,000
Income before taxes		20,000
Net income from continuing operations		20,000
Net Income		20,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		32,705,000	2,091,000		(14,201,000)
Net cash flows used in investing activities		1,911,123,000	(264,585,000)		(416,571,000)
Net cash flows from (used in) financing activities		(1,943,856,000)	262,420,000		430,655,000
Generation and Transmission [Member]
ASSETS
TOTAL CURRENT ASSETS		1,428,414,000	1,113,956,000		5,596,360,000
Cash and cash equivalents		598,586,000	589,898,000		222,817,000
Other current financial assets		74,249,000	26,377,000		16,147,000
Other current non-financial assets		38,310,000	26,617,000		37,872,000
Trade and other current receivables		493,110,000	322,203,000		396,437,000
Current accounts receivable from related parties		167,243,000	92,472,000		98,144,000
Inventories		51,928,000	48,267,000		47,406,000
Current tax assets		4,988,000	8,122,000		5,282,000
Non-current assets or disposal groups held for sale or for distribution to owners					4,772,255,000
TOTAL NON-CURRENT ASSETS		5,657,523,000	5,287,479,000		5,732,400,000
Other non-current financial assets		421,888,000	1,893,000		881,000
Other non-current non-financial assets		17,198,000	12,454,000		13,867,000
Trade and other non-current receivables		410,793,000	436,910,000		437,157,000
Non-current accounts receivable from related parties		2,641,000
Investments accounted for using the equity method		143,732,000	136,552,000		673,597,000
Intangible assets other than goodwill		47,866,000	54,368,000		47,406,000
Goodwill		7,443,000	19,029,000		141,800,000
Property, plant and equipment		4,574,513,000	4,559,524,000		4,361,364,000
Deferred tax assets		31,449,000	66,749,000		56,328,000
TOTAL ASSETS		7,085,937,000	6,401,435,000		11,328,760,000
Current Assets		1,428,414,000	1,113,956,000		5,596,360,000
Non-current Assets		5,657,523,000	5,287,479,000		5,732,400,000
TOTAL ASSETS		7,085,937,000	6,401,435,000		11,328,760,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		1,213,127,000	1,184,046,000		3,851,410,000
Other current financial liabilities		208,407,000	228,528,000		324,251,000
Trade and other current payables		705,123,000	589,539,000		482,585,000
Current accounts payable to related parties		76,532,000	144,216,000		147,246,000
Other current provisions		89,943,000	47,415,000		114,649,000
Current tax liabilities		129,088,000	168,807,000		128,305,000
Other current non-financial liabilities		4,034,000	5,541,000		2,749,000
Liabilities associated with disposal groups held for sale or for distribution to owners					2,651,625,000
TOTAL NON-CURRENT LIABILITIES		2,331,606,000	2,129,258,000		1,849,271,000
Other non-current financial liabilities		1,737,988,000	1,535,408,000		1,326,229,000
Trade and other non-current payables		166,614,000	169,811,000		137,103,000
Non-current accounts payable to related companies		43,963,000	19,778,000		15,047,000
Other long-term provisions		62,474,000	78,121,000		58,977,000
Deferred tax liabilities		258,472,000	263,998,000		255,242,000
Non-current provisions for employee benefits		36,427,000	36,429,000		30,343,000
Other non-current non-financial liabilities		25,668,000	25,713,000		26,330,000
TOTAL EQUITY		3,541,204,000	3,088,131,000		5,628,079,000
Equity attributable to shareholders of Enel Américas		3,541,204,000	3,088,131,000		5,628,079,000
Issued capital		705,205,000	1,025,134,000		2,079,423,000
Retained earnings		1,190,570,000	870,193,000		3,321,225,000
Share premium		38,013,000	37,697,000		290,157,000
Other reserves		1,607,416,000	1,155,107,000		(62,726,000)
TOTAL LIABILITIES AND EQUITY		7,085,937,000	6,401,435,000		11,328,760,000
Current Liabilities		1,213,127,000	1,184,046,000		3,851,410,000
Non-Current Liabilities		2,331,606,000	2,129,258,000		1,849,271,000
EQUITY		3,541,204,000	3,088,131,000		5,628,079,000
Equity attributable to shareholders of Enel Américas		3,541,204,000	3,088,131,000		5,628,079,000
TOTAL LIABILITIES AND EQUITY		7,085,937,000	6,401,435,000		11,328,760,000
Total Revenue and Other Operating Income		3,019,687,000	2,710,117,000		2,649,664,000
Revenues		2,926,508,000	2,587,360,000		2,548,109,000
Energy sales		2,635,813,000	2,349,739,000		2,269,756,000
Other sales		40,489,000	39,946,000		32,266,000
Other services rendered		250,206,000	197,675,000		246,087,000
Other operating income		93,179,000	122,757,000		101,555,000
Raw materials and consumables used		(1,259,326,000)	(1,137,371,000)		(1,035,483,000)
Energy purchases		(651,208,000)	(456,008,000)		(359,008,000)
Fuel consumption		(229,308,000)	(362,156,000)		(394,242,000)
Transportation costs		(256,279,000)	(205,494,000)		(190,332,000)
Other miscellaneous supplies and services		(122,531,000)	(113,713,000)		(91,901,000)
CONTRIBUTION MARGIN		1,760,361,000	1,572,746,000		1,614,181,000
Other work performed by the entity and capitalized		8,852,000	16,140,000		21,976,000
Employee benefits expenses		(148,095,000)	(134,919,000)		(164,730,000)
Other expenses		(155,034,000)	(160,338,000)		(147,461,000)
GROSS OPERATING RESULT		1,466,084,000	1,293,629,000		1,323,966,000
Depreciation and amortization expense		(238,355,000)	(208,073,000)		(224,972,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(11,234,000)	(34,171,000)		(7,372,000)
OPERATING INCOME		1,216,495,000	1,051,385,000		1,091,622,000
FINANCIAL RESULT		(94,751,000)	(148,574,000)		152,533,000
Financial income		79,906,000	66,787,000		134,460,000
Cash and cash equivalents		63,188,000	56,649,000		131,827,000
Other financial income		16,718,000	10,138,000		2,633,000
Financial costs		(204,080,000)	(249,348,000)		(167,276,000)
Bank borrowings		(13,912,000)	(24,236,000)		(23,444,000)
Secured and unsecured obligations		(108,597,000)	(139,650,000)		(123,479,000)
Other		(81,571,000)	(85,462,000)		(20,353,000)
Foreign currency exchange differences		29,423,000	33,987,000		185,349,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		94,049,000	128,292,000		335,421,000
Negative		(64,626,000)	(94,305,000)		(150,072,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		1,705,000	1,788,000		4,091,000
Other gains (losses)		2,813,000	28,347,000		(603,000)
Gain (loss) from other investments		113,000
Gain (loss) from the sale of property, plants and equipment		2,700,000	28,347,000		(603,000)
Income before taxes		1,126,262,000	932,946,000		1,247,643,000
Income tax expenses, continuing operations		(359,599,000)	(368,682,000)		(512,601,000)
Net income from continuing operations		766,663,000	564,264,000		735,042,000
Net Income		766,663,000	564,264,000		735,042,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		1,095,110,000	1,303,328,000		1,678,214,000
Net cash flows used in investing activities		(886,371,000)	(197,018,000)		(833,468,000)
Net cash flows from (used in) financing activities		(329,243,000)	(798,301,000)		(1,218,301,000)
Generation and Transmission [Member] | Operating Segments [member] | Chile [Member]
ASSETS
TOTAL CURRENT ASSETS					7,344,864,000
Cash and cash equivalents					19,328,000
Other current financial assets					3,730,000
Trade and other current receivables					22,000
Current accounts receivable from related parties					40,108,000
Non-current assets or disposal groups held for sale or for distribution to owners					7,281,676,000
TOTAL NON-CURRENT ASSETS					47,000
Deferred tax assets					47,000
TOTAL ASSETS					7,344,911,000
Current Assets					7,344,864,000
Non-current Assets					47,000
TOTAL ASSETS					7,344,911,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES					2,574,817,000
Other current financial liabilities					588,000
Trade and other current payables					224,000
Current accounts payable to related parties					2,000
Liabilities associated with disposal groups held for sale or for distribution to owners					2,574,003,000
TOTAL NON-CURRENT LIABILITIES					281,000
Non-current provisions for employee benefits					281,000
TOTAL EQUITY					4,769,813,000
Equity attributable to shareholders of Enel Américas					4,769,813,000
Issued capital					2,874,877,000
Retained earnings					2,431,339,000
Share premium					290,088,000
Other reserves					(826,491,000)
TOTAL LIABILITIES AND EQUITY					7,344,911,000
Current Liabilities					2,574,817,000
Non-Current Liabilities					281,000
EQUITY					4,769,813,000
Equity attributable to shareholders of Enel Américas					4,769,813,000
TOTAL LIABILITIES AND EQUITY					7,344,911,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities			218,464,000		689,525,000
Net cash flows used in investing activities			(67,239,000)		(201,940,000)
Net cash flows from (used in) financing activities			(225,540,000)		(490,003,000)
Generation and Transmission [Member] | Operating Segments [member] | Colombia [Member]
ASSETS
TOTAL CURRENT ASSETS		327,200,000	289,711,000		243,548,000
Cash and cash equivalents		179,828,000	206,192,000		94,260,000
Other current financial assets		28,657,000	4,318,000		4,216,000
Other current non-financial assets		4,262,000	3,201,000		11,000,000
Trade and other current receivables		96,775,000	61,277,000		112,904,000
Current accounts receivable from related parties		668,000	108,000		10,278,000
Inventories		17,004,000	14,615,000		10,882,000
Current tax assets		6,000			8,000
TOTAL NON-CURRENT ASSETS		2,703,618,000	2,719,145,000		2,545,665,000
Other non-current financial assets		1,094,000	1,893,000		863,000
Other non-current non-financial assets		2,483,000	2,125,000		1,532,000
Trade and other non-current receivables		5,917,000	10,392,000		2,735,000
Intangible assets other than goodwill		24,900,000	33,432,000		28,417,000
Goodwill		6,421,000	6,368,000		6,034,000
Property, plant and equipment		2,662,801,000	2,632,654,000		2,480,482,000
Deferred tax assets		2,000	32,281,000		25,602,000
TOTAL ASSETS		3,030,818,000	3,008,856,000		2,789,213,000
Current Assets		327,200,000	289,711,000		243,548,000
Non-current Assets		2,703,618,000	2,719,145,000		2,545,665,000
TOTAL ASSETS		3,030,818,000	3,008,856,000		2,789,213,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		399,795,000	422,986,000		492,450,000
Other current financial liabilities		154,957,000	154,243,000		190,953,000
Trade and other current payables		129,807,000	154,366,000		125,867,000
Current accounts payable to related parties		30,053,000	38,444,000		32,285,000
Other current provisions		30,940,000	27,915,000		101,920,000
Current tax liabilities		54,038,000	48,018,000		40,221,000
Other current non-financial liabilities					1,204,000
TOTAL NON-CURRENT LIABILITIES		1,335,486,000	1,418,041,000		1,170,424,000
Other non-current financial liabilities		1,247,200,000	1,323,350,000		1,100,457,000
Other long-term provisions		48,136,000	65,102,000		46,456,000
Deferred tax liabilities		11,428,000
Non-current provisions for employee benefits		28,722,000	29,589,000		23,511,000
TOTAL EQUITY		1,295,537,000	1,167,829,000		1,126,339,000
Equity attributable to shareholders of Enel Américas		1,295,537,000	1,167,829,000		1,126,339,000
Issued capital		219,488,000	217,682,000		206,288,000
Retained earnings		323,370,000	218,813,000		306,914,000
Share premium		37,939,000	37,627,000
Other reserves		714,740,000	693,707,000		613,137,000
TOTAL LIABILITIES AND EQUITY		3,030,818,000	3,008,856,000		2,789,213,000
Current Liabilities		399,795,000	422,986,000		492,450,000
Non-Current Liabilities		1,335,486,000	1,418,041,000		1,170,424,000
EQUITY		1,295,537,000	1,167,829,000		1,126,339,000
Equity attributable to shareholders of Enel Américas		1,295,537,000	1,167,829,000		1,126,339,000
TOTAL LIABILITIES AND EQUITY		3,030,818,000	3,008,856,000		2,789,213,000
Total Revenue and Other Operating Income		1,159,788,000	1,151,866,000		1,189,486,000
Revenues		1,151,492,000	1,142,581,000		1,175,582,000
Energy sales		1,132,015,000	1,127,716,000		1,164,303,000
Other sales		19,300,000	14,677,000		11,136,000
Other services rendered		177,000	188,000		143,000
Other operating income		8,296,000	9,285,000		13,904,000
Raw materials and consumables used		(396,302,000)	(433,625,000)		(491,310,000)
Energy purchases		(165,039,000)	(195,204,000)		(247,838,000)
Fuel consumption		(30,789,000)	(69,912,000)		(96,207,000)
Transportation costs		(128,296,000)	(106,375,000)		(98,613,000)
Other miscellaneous supplies and services		(72,178,000)	(62,134,000)		(48,652,000)
CONTRIBUTION MARGIN		763,486,000	718,241,000		698,176,000
Other work performed by the entity and capitalized		910,000	1,142,000		8,164,000
Employee benefits expenses		(27,270,000)	(23,606,000)		(31,836,000)
Other expenses		(55,117,000)	(49,095,000)		(45,148,000)
GROSS OPERATING RESULT		682,009,000	646,682,000		629,356,000
Depreciation and amortization expense		(71,196,000)	(62,886,000)		(59,734,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		145,000	(33,540,000)		(167,000)
OPERATING INCOME		610,958,000	550,256,000		569,455,000
FINANCIAL RESULT		(119,198,000)	(145,270,000)		(60,899,000)
Financial income		9,160,000	15,273,000		5,073,000
Cash and cash equivalents		7,361,000	14,112,000		4,494,000
Other financial income		1,799,000	1,161,000		579,000
Financial costs		(128,201,000)	(161,273,000)		(67,336,000)
Bank borrowings		(9,755,000)	(16,467,000)		(13,130,000)
Secured and unsecured obligations		(106,116,000)	(135,420,000)		(109,136,000)
Other		(12,330,000)	(9,386,000)		54,930,000
Foreign currency exchange differences		(157,000)	730,000		1,364,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		3,320,000	3,882,000		2,865,000
Negative		(3,477,000)	(3,152,000)		(1,501,000)
Other gains (losses)		330,000	70,000		(169,000)
Gain (loss) from other investments		0
Gain (loss) from the sale of property, plants and equipment		330,000	70,000		(169,000)
Income before taxes		492,090,000	405,056,000		508,387,000
Income tax expenses, continuing operations		(191,743,000)	(158,133,000)		(184,738,000)
Net income from continuing operations		300,347,000	246,923,000		323,649,000
Net Income		300,347,000	246,923,000		323,649,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		511,544,000	520,340,000		388,784,000
Net cash flows used in investing activities		(127,976,000)	(110,432,000)		(243,424,000)
Net cash flows from (used in) financing activities		(413,466,000)	(301,913,000)		(396,892,000)
Generation and Transmission [Member] | Operating Segments [member] | Peru [Member]
ASSETS
TOTAL CURRENT ASSETS		412,379,000	393,618,000		243,308,000
Cash and cash equivalents		141,609,000	236,176,000		47,623,000
Other current financial assets			6,000
Other current non-financial assets		10,922,000	10,818,000		8,784,000
Trade and other current receivables		96,881,000	65,034,000		114,667,000
Current accounts receivable from related parties		129,279,000	51,740,000		39,430,000
Inventories		31,119,000	29,794,000		32,685,000
Current tax assets		2,569,000	50,000		119,000
TOTAL NON-CURRENT ASSETS		1,305,808,000	1,278,233,000		1,272,007,000
Other non-current financial assets					18,000
Investments accounted for using the equity method		82,512,000	76,850,000		56,560,000
Intangible assets other than goodwill		17,275,000	16,127,000		15,592,000
Goodwill			11,434,000		9,400,000
Property, plant and equipment		1,206,021,000	1,173,822,000		1,190,437,000
TOTAL ASSETS		1,718,187,000	1,671,851,000		1,515,315,000
Current Assets		412,379,000	393,618,000		243,308,000
Non-current Assets		1,305,808,000	1,278,233,000		1,272,007,000
TOTAL ASSETS		1,718,187,000	1,671,851,000		1,515,315,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		247,092,000	269,797,000		210,586,000
Other current financial liabilities		45,176,000	66,748,000		87,545,000
Trade and other current payables		125,326,000	161,838,000		94,434,000
Current accounts payable to related parties		14,813,000	21,962,000		16,574,000
Other current provisions		59,003,000	8,440,000		8,865,000
Current tax liabilities		1,759,000	9,565,000		1,623,000
Other current non-financial liabilities		1,015,000	1,244,000		1,545,000
TOTAL NON-CURRENT LIABILITIES		361,261,000	401,876,000		390,451,000
Other non-current financial liabilities		117,758,000	160,031,000		167,123,000
Trade and other non-current payables					0
Non-current accounts payable to related companies					0
Other long-term provisions		7,521,000	6,303,000		5,963,000
Deferred tax liabilities		208,793,000	208,545,000		189,963,000
Non-current provisions for employee benefits		1,521,000	1,284,000		1,072,000
Other non-current non-financial liabilities		25,668,000	25,713,000		26,330,000
TOTAL EQUITY		1,109,834,000	1,000,178,000		914,278,000
Equity attributable to shareholders of Enel Américas		1,109,834,000	1,000,178,000		914,278,000
Issued capital		891,000	502,535,000		455,147,000
Retained earnings		229,920,000	53,359,000		68,920,000
Share premium		74,000	70,000		69,000
Other reserves		878,949,000	444,214,000		390,142,000
TOTAL LIABILITIES AND EQUITY		1,718,187,000	1,671,851,000		1,515,315,000
Current Liabilities		247,092,000	269,797,000		210,586,000
Non-Current Liabilities		361,261,000	401,876,000		390,451,000
EQUITY		1,109,834,000	1,000,178,000		914,278,000
Equity attributable to shareholders of Enel Américas		1,109,834,000	1,000,178,000		914,278,000
TOTAL LIABILITIES AND EQUITY		1,718,187,000	1,671,851,000		1,515,315,000
Total Revenue and Other Operating Income		730,413,000	678,766,000		668,825,000
Revenues		689,464,000	677,436,000		664,838,000
Energy sales		506,125,000	531,399,000		542,357,000
Other sales		21,189,000	25,269,000		21,130,000
Other services rendered		162,150,000	120,768,000		101,351,000
Other operating income		40,949,000	1,330,000		3,987,000
Raw materials and consumables used		(347,476,000)	(347,053,000)		(266,548,000)
Energy purchases		(94,180,000)	(96,281,000)		(26,106,000)
Fuel consumption		(123,975,000)	(145,879,000)		(143,594,000)
Transportation costs		(91,718,000)	(72,252,000)		(66,589,000)
Other miscellaneous supplies and services		(37,603,000)	(32,641,000)		(30,259,000)
CONTRIBUTION MARGIN		382,937,000	331,713,000		402,277,000
Other work performed by the entity and capitalized		739,000	226,000		659,000
Employee benefits expenses		(29,190,000)	(27,967,000)		(28,454,000)
Other expenses		(42,833,000)	(64,203,000)		(47,977,000)
GROSS OPERATING RESULT		311,653,000	239,769,000		326,505,000
Depreciation and amortization expense		(72,354,000)	(69,210,000)		(79,025,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(10,626,000)			(7,185,000)
OPERATING INCOME		228,673,000	170,559,000		240,295,000
FINANCIAL RESULT		(9,688,000)	(10,356,000)		(25,037,000)
Financial income		6,143,000	3,028,000		1,483,000
Cash and cash equivalents		4,272,000	1,832,000		1,219,000
Other financial income		1,871,000	1,196,000		264,000
Financial costs		(13,968,000)	(12,075,000)		(18,687,000)
Bank borrowings		(993,000)	(5,069,000)		(6,495,000)
Secured and unsecured obligations		(2,481,000)	(4,230,000)		(4,792,000)
Other		(10,494,000)	(2,776,000)		(7,400,000)
Foreign currency exchange differences		(1,863,000)	(1,309,000)		(7,833,000)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		14,109,000	32,753,000		3,376,000
Negative		(15,972,000)	(34,062,000)		(11,209,000)
Other gains (losses)		2,382,000	28,376,000		221,000
Gain (loss) from other investments		17,000
Gain (loss) from the sale of property, plants and equipment		2,365,000	28,376,000		221,000
Income before taxes		221,367,000	188,579,000		215,479,000
Income tax expenses, continuing operations		(68,520,000)	(93,121,000)		(64,640,000)
Net income from continuing operations		152,847,000	95,458,000		150,839,000
Net Income		152,847,000	95,458,000		150,839,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		195,690,000	271,229,000		260,076,000
Net cash flows used in investing activities		(283,782,000)	40,712,000		(86,304,000)
Net cash flows from (used in) financing activities		(162,923,000)	(123,623,000)		(234,999,000)
Generation and Transmission [Member] | Operating Segments [member] | Argentina [Member]
ASSETS
TOTAL CURRENT ASSETS		316,209,000	227,115,000		202,477,000
Cash and cash equivalents		140,455,000	63,552,000		30,295,000
Other current non-financial assets		9,828,000	2,161,000		2,054,000
Trade and other current receivables		132,918,000	118,746,000		129,379,000
Current accounts receivable from related parties		29,225,000	35,124,000		34,061,000
Inventories		3,331,000	3,376,000		3,812,000
Current tax assets		452,000	4,156,000		2,876,000
TOTAL NON-CURRENT ASSETS		656,379,000	697,229,000		724,521,000
Other non-current non-financial assets		4,117,000	2,740,000		5,070,000
Trade and other non-current receivables		391,831,000	412,885,000		424,015,000
Non-current accounts receivable from related parties			1,570,000
Investments accounted for using the equity method		6,426,000	3,986,000		2,934,000
Intangible assets other than goodwill		26,000	41,000		63,000
Goodwill		1,022,000	1,227,000		1,508,000
Property, plant and equipment		252,934,000	274,780,000		290,058,000
Deferred tax assets		23,000			873,000
TOTAL ASSETS		972,588,000	924,344,000		926,998,000
Current Assets		316,209,000	227,115,000		202,477,000
Non-current Assets		656,379,000	697,229,000		724,521,000
TOTAL ASSETS		972,588,000	924,344,000		926,998,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		293,504,000	276,767,000		308,918,000
Other current financial liabilities		2,938,000	4,816,000		42,746,000
Trade and other current payables		201,191,000	161,529,000		171,789,000
Current accounts payable to related parties		48,483,000	36,651,000		32,164,000
Other current provisions			11,060,000		3,864,000
Current tax liabilities		40,892,000	62,711,000		58,355,000
TOTAL NON-CURRENT LIABILITIES		312,456,000	332,784,000		308,340,000
Other non-current financial liabilities		48,913,000	47,945,000		54,406,000
Trade and other non-current payables		165,993,000	169,187,000		133,003,000
Non-current accounts payable to related companies		53,642,000	54,643,000		50,173,000
Deferred tax liabilities		37,724,000	55,453,000		65,279,000
Non-current provisions for employee benefits		6,184,000	5,556,000		5,479,000
TOTAL EQUITY		366,628,000	314,793,000		309,740,000
Equity attributable to shareholders of Enel Américas		366,628,000	314,793,000		309,740,000
Issued capital		162,708,000	150,473,000		116,686,000
Retained earnings		315,019,000	301,881,000		69,257,000
Other reserves		(111,099,000)	(137,561,000)		123,797,000
TOTAL LIABILITIES AND EQUITY		972,588,000	924,344,000		926,998,000
Current Liabilities		293,504,000	276,767,000		308,918,000
Non-Current Liabilities		312,456,000	332,784,000		308,340,000
EQUITY		366,628,000	314,793,000		309,740,000
Equity attributable to shareholders of Enel Américas		366,628,000	314,793,000		309,740,000
TOTAL LIABILITIES AND EQUITY		972,588,000	924,344,000		926,998,000
Total Revenue and Other Operating Income		299,771,000	307,022,000		324,016,000
Revenues		288,760,000	217,309,000		240,334,000
Energy sales		288,568,000	217,294,000		180,331,000
Other services rendered		192,000	15,000		60,003,000
Other operating income		11,011,000	89,713,000		83,682,000
Raw materials and consumables used		(25,389,000)	(88,050,000)		(76,878,000)
Energy purchases		(1,374,000)	(1,240,000)		(2,260,000)
Fuel consumption		(4,074,000)	(72,647,000)		(60,313,000)
Transportation costs		(7,389,000)	(3,687,000)		(1,349,000)
Other miscellaneous supplies and services		(12,552,000)	(10,476,000)		(12,956,000)
CONTRIBUTION MARGIN		274,382,000	218,972,000		247,138,000
Other work performed by the entity and capitalized		6,300,000	13,637,000		6,033,000
Employee benefits expenses		(73,209,000)	(67,799,000)		(85,871,000)
Other expenses		(36,680,000)	(28,608,000)		(35,724,000)
GROSS OPERATING RESULT		170,793,000	136,202,000		131,576,000
Depreciation and amortization expense		(55,942,000)	(45,224,000)		(53,359,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(28,000)	(51,000)
OPERATING INCOME		114,823,000	90,927,000		78,217,000
FINANCIAL RESULT		26,873,000	7,811,000		203,567,000
Financial income		49,282,000	34,950,000		115,248,000
Cash and cash equivalents		39,533,000	31,917,000		115,100,000
Other financial income		9,749,000	3,033,000		148,000
Financial costs		(51,507,000)	(60,727,000)		(61,677,000)
Bank borrowings		(89,000)	(2,123,000)		(8,154,000)
Other		(51,418,000)	(58,604,000)		(53,523,000)
Foreign currency exchange differences		29,098,000	33,588,000		149,996,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		68,622,000	79,263,000		287,630,000
Negative		(39,524,000)	(45,675,000)		(137,634,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		1,705,000	1,788,000		4,091,000
Other gains (losses)		101,000	(99,000)		(655,000)
Gain (loss) from other investments		96,000
Gain (loss) from the sale of property, plants and equipment		5,000	(99,000)		(655,000)
Income before taxes		143,502,000	100,427,000		285,220,000
Income tax expenses, continuing operations		(8,618,000)	(34,156,000)		(119,917,000)
Net income from continuing operations		134,884,000	66,271,000		165,303,000
Net Income		134,884,000	66,271,000		165,303,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		140,035,000	64,075,000		162,102,000
Net cash flows used in investing activities		(20,172,000)	(34,031,000)		(120,123,000)
Net cash flows from (used in) financing activities		(17,305,000)	13,374,000		(30,843,000)
Generation and Transmission [Member] | Operating Segments [member] | Brazil [Member]
ASSETS
TOTAL CURRENT ASSETS		437,446,000	261,607,000		154,309,000
Cash and cash equivalents		136,694,000	83,978,000		31,311,000
Other current financial assets		45,592,000	22,053,000		8,201,000
Other current non-financial assets		13,298,000	10,437,000		16,034,000
Trade and other current receivables		167,176,000	77,187,000		39,170,000
Current accounts receivable from related parties		72,251,000	63,554,000		57,287,000
Inventories		474,000	482,000		27,000
Current tax assets		1,961,000	3,916,000		2,279,000
TOTAL NON-CURRENT ASSETS		1,024,938,000	627,706,000		531,396,000
Other non-current financial assets		420,794,000
Other non-current non-financial assets		8,973,000	7,510,000		7,265,000
Trade and other non-current receivables		13,045,000	13,633,000		10,407,000
Non-current accounts receivable from related parties		37,486,000	33,343,000		34,390,000
Investments accounted for using the equity method		54,794,000	55,716,000		45,807,000
Intangible assets other than goodwill		5,665,000	4,768,000		3,334,000
Property, plant and equipment		452,757,000	478,268,000		400,387,000
Deferred tax assets		31,424,000	34,468,000		29,806,000
TOTAL ASSETS		1,462,384,000	889,313,000		685,705,000
Current Assets		437,446,000	261,607,000		154,309,000
Non-current Assets		1,024,938,000	627,706,000		531,396,000
TOTAL ASSETS		1,462,384,000	889,313,000		685,705,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		308,086,000	241,874,000		178,472,000
Other current financial liabilities		5,336,000	2,721,000		2,419,000
Trade and other current payables		248,669,000	111,838,000		66,548,000
Current accounts payable to related parties		18,663,000	74,505,000		81,399,000
Current tax liabilities		32,399,000	48,513,000		28,106,000
Other current non-financial liabilities		3,019,000	4,297,000
TOTAL NON-CURRENT LIABILITIES		385,093,000	42,108,000		48,131,000
Other non-current financial liabilities		324,117,000	4,082,000		4,243,000
Trade and other non-current payables		621,000	624,000		4,100,000
Non-current accounts payable to related companies		53,011,000	30,686,000		33,230,000
Other long-term provisions		6,817,000	6,716,000		6,558,000
Deferred tax liabilities		527,000
TOTAL EQUITY		769,205,000	605,331,000		459,102,000
Equity attributable to shareholders of Enel Américas		769,205,000	605,331,000		459,102,000
Issued capital		322,118,000	154,444,000		126,975,000
Retained earnings		322,261,000	296,140,000		188,942,000
Other reserves		124,826,000	154,747,000		143,185,000
TOTAL LIABILITIES AND EQUITY		1,462,384,000	889,313,000		685,705,000
Current Liabilities		308,086,000	241,874,000		178,472,000
Non-Current Liabilities		385,093,000	42,108,000		48,131,000
EQUITY		769,205,000	605,331,000		459,102,000
Equity attributable to shareholders of Enel Américas		769,205,000	605,331,000		459,102,000
TOTAL LIABILITIES AND EQUITY		1,462,384,000	889,313,000		685,705,000
Total Revenue and Other Operating Income		829,715,000	572,463,000		467,123,000
Revenues		796,792,000	550,034,000		467,123,000
Energy sales		709,105,000	473,330,000		382,765,000
Other services rendered		87,687,000	76,704,000		84,358,000
Other operating income		32,923,000	22,429,000
Raw materials and consumables used		(490,159,000)	(268,643,000)		(200,747,000)
Energy purchases		(393,265,000)	(166,195,000)		(87,544,000)
Fuel consumption		(70,470,000)	(73,718,000)		(94,128,000)
Transportation costs		(26,226,000)	(20,268,000)		(19,041,000)
Other miscellaneous supplies and services		(198,000)	(8,462,000)		(34,000)
CONTRIBUTION MARGIN		339,556,000	303,820,000		266,376,000
Other work performed by the entity and capitalized		903,000	1,135,000		1,572,000
Employee benefits expenses		(18,426,000)	(15,547,000)		(17,946,000)
Other expenses		(20,404,000)	(18,432,000)		(16,189,000)
GROSS OPERATING RESULT		301,629,000	270,976,000		233,813,000
Depreciation and amortization expense		(38,863,000)	(30,753,000)		(32,854,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(725,000)	(580,000)		(20,000)
OPERATING INCOME		262,041,000	239,643,000		200,939,000
FINANCIAL RESULT		7,262,000	(759,000)		34,092,000
Financial income		24,201,000	15,493,000		15,547,000
Cash and cash equivalents		12,022,000	8,788,000		10,894,000
Other financial income		12,179,000	6,705,000		4,653,000
Financial costs		(19,284,000)	(17,230,000)		(17,811,000)
Bank borrowings		(3,075,000)	(577,000)		(440,000)
Other		(16,209,000)	(16,653,000)		(17,371,000)
Foreign currency exchange differences		2,345,000	978,000		36,356,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		20,108,000	25,341,000		67,850,000
Negative		(17,763,000)	(24,363,000)		(31,494,000)
Income before taxes		269,303,000	238,884,000		235,031,000
Income tax expenses, continuing operations		(90,718,000)	(83,272,000)		(81,268,000)
Net income from continuing operations		178,585,000	155,612,000		153,763,000
Net Income		178,585,000	155,612,000		153,763,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		247,841,000	229,293,000		181,725,000
Net cash flows used in investing activities		(454,441,000)	(26,028,000)		(7,043,000)
Net cash flows from (used in) financing activities		264,451,000	(160,599,000)		(244,080,000)
Generation and Transmission [Member] | Holdings, Eliminations and Others [Member]
ASSETS
TOTAL CURRENT ASSETS		(64,820,000)	(58,095,000)		(2,592,146,000)
Trade and other current receivables		(640,000)	(41,000)		295,000
Current accounts receivable from related parties		(64,180,000)	(58,054,000)		(83,020,000)
Non-current assets or disposal groups held for sale or for distribution to owners					(2,509,421,000)
TOTAL NON-CURRENT ASSETS		(33,220,000)	(34,834,000)		658,764,000
Other non-current non-financial assets		1,625,000	79,000
Non-current accounts receivable from related parties		(34,845,000)	(34,913,000)		(34,390,000)
Investments accounted for using the equity method					568,296,000
Goodwill					124,858,000
TOTAL ASSETS		(98,040,000)	(92,929,000)		(1,933,382,000)
Current Assets		(64,820,000)	(58,095,000)		(2,592,146,000)
Non-current Assets		(33,220,000)	(34,834,000)		658,764,000
TOTAL ASSETS		(98,040,000)	(92,929,000)		(1,933,382,000)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		(35,350,000)	(27,378,000)		86,167,000
Trade and other current payables		130,000	(32,000)		23,723,000
Current accounts payable to related parties		(35,480,000)	(27,346,000)		(15,178,000)
Liabilities associated with disposal groups held for sale or for distribution to owners					77,622,000
TOTAL NON-CURRENT LIABILITIES		(62,690,000)	(65,551,000)		(68,356,000)
Non-current accounts payable to related companies		(62,690,000)	(65,551,000)		(68,356,000)
TOTAL EQUITY					(1,951,193,000)
Equity attributable to shareholders of Enel Américas					(1,951,193,000)
Issued capital					(1,700,550,000)
Retained earnings					255,853,000
Other reserves					(506,496,000)
TOTAL LIABILITIES AND EQUITY		(98,040,000)	(92,929,000)		(1,933,382,000)
Current Liabilities		(35,350,000)	(27,378,000)		86,167,000
Non-Current Liabilities		(62,690,000)	(65,551,000)		(68,356,000)
EQUITY					(1,951,193,000)
Equity attributable to shareholders of Enel Américas					(1,951,193,000)
TOTAL LIABILITIES AND EQUITY		(98,040,000)	(92,929,000)		(1,933,382,000)
Total Revenue and Other Operating Income					214,000
Revenues					232,000
Other services rendered					232,000
Other operating income					(18,000)
Energy purchases		2,650,000	2,912,000		4,740,000
Transportation costs		(2,650,000)	(2,912,000)		(4,740,000)
CONTRIBUTION MARGIN					214,000
Other work performed by the entity and capitalized					5,548,000
Employee benefits expenses					(623,000)
Other expenses					(2,423,000)
FINANCIAL RESULT					810,000
Financial income		(8,880,000)	(1,957,000)		(2,891,000)
Cash and cash equivalents					120,000
Other financial income		(8,880,000)	(1,957,000)		(3,011,000)
Financial costs		8,880,000	1,957,000		(1,765,000)
Bank borrowings					4,775,000
Secured and unsecured obligations					(9,551,000)
Other		8,880,000	1,957,000		3,011,000
Foreign currency exchange differences					5,466,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		(12,110,000)	(12,947,000)		(26,300,000)
Negative		12,110,000	12,947,000		31,766,000
Income before taxes					810,000
Income tax expenses, continuing operations					(62,038,000)
Net income from continuing operations					(61,228,000)
Net Income					(61,228,000)
STATEMENT OF CASH FLOWS
Net cash flows from operating activities			(73,000)		(3,998,000)
Net cash flows used in investing activities					(174,634,000)
Net cash flows from (used in) financing activities					178,516,000
Distribution [Member]
ASSETS
TOTAL CURRENT ASSETS		2,927,495,000	1,999,305,000				3,144,713,000
Cash and cash equivalents		576,614,000	556,639,000				245,661,000
Other current financial assets		26,175,000	52,266,000				48,118,000
Other current non-financial assets		153,932,000	114,574,000				101,493,000
Trade and other current receivables		1,957,233,000	1,205,881,000				1,129,727,000
Current accounts receivable from related parties		9,542,000	11,527,000				38,973,000
Inventories		193,708,000	50,077,000				86,157,000
Current tax assets		10,291,000	8,341,000				16,844,000
Non-current assets or disposal groups held for sale or for distribution to owners							1,477,740,000
TOTAL NON-CURRENT ASSETS		9,505,116,000	6,337,519,000				5,761,654,000
Other non-current financial assets		1,325,481,000	1,027,387,000				688,414,000
Other non-current non-financial assets		444,258,000	92,877,000				77,083,000
Trade and other non-current receivables		301,768,000	99,992,000				124,168,000
Non-current accounts receivable from related parties		255,000	360,000				501,000
Investments accounted for using the equity method		24,000	26,000				692,125,000
Intangible assets other than goodwill		3,624,793,000	1,748,195,000				1,314,470,000
Goodwill		129,200,000	131,374,000				108,008,000
Property, plant and equipment		3,511,532,000	3,128,104,000				2,683,800,000
Deferred tax assets		167,805,000	109,204,000				73,085,000
TOTAL ASSETS		12,432,611,000	8,336,824,000				8,906,367,000
Current Assets		2,927,495,000	1,999,305,000				3,144,713,000
Non-current Assets		9,505,116,000	6,337,519,000				5,761,654,000
TOTAL ASSETS		12,432,611,000	8,336,824,000				8,906,367,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		3,809,015,000	2,624,584,000				2,588,652,000
Other current financial liabilities		469,228,000	510,558,000				290,253,000
Trade and other current payables		2,717,887,000	1,757,230,000				1,460,325,000
Current accounts payable to related parties		380,820,000	169,231,000				101,571,000
Other current provisions		178,785,000	113,960,000				64,605,000
Current tax liabilities		43,312,000	32,534,000				34,030,000
Other current non-financial liabilities		18,983,000	41,071,000				50,646,000
Liabilities associated with disposal groups held for sale or for distribution to owners							587,222,000
TOTAL NON-CURRENT LIABILITIES		4,074,776,000	2,720,871,000				2,196,378,000
Other non-current financial liabilities		1,995,344,000	1,435,752,000				1,243,801,000
Trade and other non-current payables		882,795,000	332,139,000				250,687,000
Non-current accounts payable to related companies		54,016,000	314,577,000				221,329,000
Other long-term provisions		597,548,000	270,022,000				199,686,000
Deferred tax liabilities		179,957,000	53,887,000				49,201,000
Non-current provisions for employee benefits		349,671,000	302,038,000				229,700,000
Other non-current non-financial liabilities		15,445,000	12,456,000				1,974,000
TOTAL EQUITY		4,548,820,000	2,991,369,000				4,121,337,000
Equity attributable to shareholders of Enel Américas		4,548,820,000	2,991,369,000				4,121,337,000
Issued capital		2,395,815,000	843,335,000				1,211,912,000
Retained earnings		(1,003,058,000)	196,145,000				1,992,102,000
Share premium		63,832,000	63,307,000				4,995,000
Other reserves		3,092,231,000	1,888,582,000				912,328,000
TOTAL LIABILITIES AND EQUITY		12,432,611,000	8,336,824,000				8,906,367,000
Current Liabilities		3,809,015,000	2,624,584,000				2,588,652,000
Non-Current Liabilities		4,074,776,000	2,720,871,000				2,196,378,000
EQUITY		4,548,820,000	2,991,369,000				4,121,337,000
Equity attributable to shareholders of Enel Américas		4,548,820,000	2,991,369,000				4,121,337,000
TOTAL LIABILITIES AND EQUITY		12,432,611,000	8,336,824,000				8,906,367,000
Total Revenue and Other Operating Income		8,355,441,000	5,704,533,000		5,942,666,000
Revenues		7,496,702,000	5,191,964,000		5,072,714,000
Energy sales		6,766,217,000	4,708,800,000		4,615,816,000
Other sales		3,705,000	3,279,000		29,820,000
Other services rendered		726,780,000	479,885,000		427,078,000
Other operating income		858,739,000	512,569,000		869,952,000
Raw materials and consumables used		(5,558,629,000)	(3,510,011,000)		(3,701,431,000)
Energy purchases		(4,081,867,000)	(2,691,685,000)		(2,980,927,000)
Transportation costs		(427,099,000)	(228,321,000)		(224,639,000)
Other miscellaneous supplies and services		(1,049,663,000)	(590,005,000)		(495,865,000)
CONTRIBUTION MARGIN		2,796,812,000	2,194,522,000		2,241,235,000
Other work performed by the entity and capitalized		164,334,000	83,202,000		80,291,000
Employee benefits expenses		(663,005,000)	(460,414,000)		(558,543,000)
Other expenses		(740,660,000)	(566,978,000)		(569,227,000)
GROSS OPERATING RESULT		1,557,481,000	1,250,332,000		1,193,756,000
Depreciation and amortization expense		(410,224,000)	(265,551,000)		(265,211,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(68,158,000)	(116,328,000)		(53,320,000)
OPERATING INCOME		1,079,099,000	868,453,000		875,225,000
FINANCIAL RESULT		(507,181,000)	(387,234,000)		(149,502,000)
Financial income		187,234,000	156,186,000		271,009,000
Cash and cash equivalents		31,585,000	40,476,000		13,455,000
Other financial income		155,649,000	115,710,000		257,554,000
Financial costs		(686,078,000)	(548,544,000)		(420,723,000)
Bank borrowings		(83,583,000)	(58,090,000)		(31,228,000)
Secured and unsecured obligations		(81,263,000)	(99,776,000)		(138,418,000)
Other		(521,232,000)	(390,678,000)		(251,079,000)
Gains (losses) from indexed assets and liabilities					2,000
Foreign currency exchange differences		(8,337,000)	5,124,000		212,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		25,537,000	41,483,000		14,567,000
Negative		(33,874,000)	(36,359,000)		(14,355,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			1,443,000		1,202,000
Other gains (losses)		2,532,000	(16,215,000)		(9,426,000)
Gain (loss) from other investments		72,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment		2,460,000	(2,511,000)		(9,426,000)
Income before taxes		574,450,000	466,447,000		717,499,000
Income tax expenses, continuing operations		(130,254,000)	(190,768,000)		(206,732,000)
Net income from continuing operations		444,196,000	275,679,000		510,767,000
Net Income		444,196,000	275,679,000		510,767,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		784,223,000	1,372,654,000		1,444,309,000
Net cash flows used in investing activities		(1,122,436,000)	(800,639,000)		(1,202,689,000)
Net cash flows from (used in) financing activities		361,865,000	(296,701,000)		(344,038,000)
Distribution [Member] | Operating Segments [member] | Chile [Member]
ASSETS
TOTAL CURRENT ASSETS							1,505,236,000
Cash and cash equivalents							15,060,000
Other current financial assets							266,000
Current accounts receivable from related parties							11,559,000
Current tax assets							608,000
Non-current assets or disposal groups held for sale or for distribution to owners							1,477,743,000
TOTAL NON-CURRENT ASSETS							650,625,000
Investments accounted for using the equity method							650,567,000
Deferred tax assets							58,000
TOTAL ASSETS							2,155,861,000
Current Assets							1,505,236,000
Non-current Assets							650,625,000
TOTAL ASSETS							2,155,861,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES							588,668,000
Other current financial liabilities							131,000
Trade and other current payables							414,000
Current accounts payable to related parties							896,000
Other current provisions							5,000
Liabilities associated with disposal groups held for sale or for distribution to owners							587,222,000
TOTAL NON-CURRENT LIABILITIES							422,000
Non-current provisions for employee benefits							422,000
TOTAL EQUITY							1,566,771,000
Equity attributable to shareholders of Enel Américas							1,566,771,000
Issued capital							518,093,000
Retained earnings							1,725,028,000
Share premium							797,000
Other reserves							(677,147,000)
TOTAL LIABILITIES AND EQUITY							2,155,861,000
Current Liabilities							588,668,000
Non-Current Liabilities							422,000
EQUITY							1,566,771,000
Equity attributable to shareholders of Enel Américas							1,566,771,000
TOTAL LIABILITIES AND EQUITY							2,155,861,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities			5,895,000		293,366,000
Net cash flows used in investing activities			(3,018,000)		(98,059,000)
Net cash flows from (used in) financing activities			(45,945,000)		(162,752,000)
Distribution [Member] | Operating Segments [member] | Colombia [Member]
ASSETS
TOTAL CURRENT ASSETS		402,852,000	411,323,000				292,262,000
Cash and cash equivalents		174,282,000	205,864,000				126,714,000
Other current financial assets		16,232,000	77,000				63,000
Other current non-financial assets		3,488,000	4,048,000				2,693,000
Trade and other current receivables		171,876,000	170,280,000				139,581,000
Current accounts receivable from related parties		5,554,000	4,081,000				3,984,000
Inventories		31,420,000	26,973,000				19,227,000
TOTAL NON-CURRENT ASSETS		1,668,748,000	1,493,807,000				1,193,780,000
Other non-current financial assets		9,000	14,000				5,000
Other non-current non-financial assets		4,675,000	4,066,000				3,228,000
Trade and other non-current receivables		31,183,000	23,284,000				11,089,000
Investments accounted for using the equity method		10,000	9,000				41,537,000
Intangible assets other than goodwill		52,986,000	39,520,000				23,132,000
Property, plant and equipment		1,579,885,000	1,422,244,000				1,104,409,000
Deferred tax assets			4,670,000				10,380,000
TOTAL ASSETS		2,071,600,000	1,905,130,000				1,486,042,000
Current Assets		402,852,000	411,323,000				292,262,000
Non-current Assets		1,668,748,000	1,493,807,000				1,193,780,000
TOTAL ASSETS		2,071,600,000	1,905,130,000				1,486,042,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		547,781,000	548,849,000				348,866,000
Other current financial liabilities		112,159,000	150,965,000				49,277,000
Trade and other current payables		376,721,000	330,914,000				238,671,000
Current accounts payable to related parties		25,303,000	26,092,000				22,555,000
Other current provisions		2,839,000	9,026,000				7,577,000
Current tax liabilities		30,612,000	31,457,000				30,175,000
Other current non-financial liabilities		147,000	395,000				611,000
TOTAL NON-CURRENT LIABILITIES		636,504,000	510,364,000				397,009,000
Other non-current financial liabilities		503,229,000	387,951,000				325,070,000
Other long-term provisions		16,768,000	9,127,000				4,995,000
Deferred tax liabilities		6,582,000
Non-current provisions for employee benefits		98,843,000	103,574,000				66,944,000
Other non-current non-financial liabilities		11,082,000	9,712,000
TOTAL EQUITY		887,315,000	845,917,000				740,167,000
Equity attributable to shareholders of Enel Américas		887,315,000	845,917,000				740,167,000
Issued capital		4,518,000	4,481,000				4,159,000
Retained earnings		161,435,000	134,166,000				147,502,000
Share premium		63,832,000	63,307,000				4,198,000
Other reserves		657,530,000	643,963,000				584,308,000
TOTAL LIABILITIES AND EQUITY		2,071,600,000	1,905,130,000				1,486,042,000
Current Liabilities		547,781,000	548,849,000				348,866,000
Non-Current Liabilities		636,504,000	510,364,000				397,009,000
EQUITY		887,315,000	845,917,000				740,167,000
Equity attributable to shareholders of Enel Américas		887,315,000	845,917,000				740,167,000
TOTAL LIABILITIES AND EQUITY		2,071,600,000	1,905,130,000				1,486,042,000
Total Revenue and Other Operating Income		1,542,994,000	1,366,350,000		1,350,930,000
Revenues		1,532,711,000	1,358,209,000		1,339,446,000
Energy sales		1,269,669,000	1,127,793,000		1,104,448,000
Other sales		1,166,000	162,000		332,000
Other services rendered		261,876,000	230,254,000		234,666,000
Other operating income		10,283,000	8,141,000		11,484,000
Raw materials and consumables used		(872,528,000)	(787,177,000)		(764,568,000)
Energy purchases		(632,783,000)	(587,454,000)		(574,219,000)
Transportation costs		(160,406,000)	(133,050,000)		(126,523,000)
Other miscellaneous supplies and services		(79,339,000)	(66,673,000)		(63,826,000)
CONTRIBUTION MARGIN		670,466,000	579,173,000		586,362,000
Other work performed by the entity and capitalized		18,476,000	11,955,000		6,794,000
Employee benefits expenses		(61,974,000)	(52,698,000)		(56,117,000)
Other expenses		(106,038,000)	(85,628,000)		(86,238,000)
GROSS OPERATING RESULT		520,930,000	452,802,000		450,801,000
Depreciation and amortization expense		(106,158,000)	(86,553,000)		(90,842,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(3,107,000)	(1,991,000)		(123,000)
OPERATING INCOME		411,665,000	364,258,000		359,836,000
FINANCIAL RESULT		(55,757,000)	(51,858,000)		(41,943,000)
Financial income		10,271,000	8,756,000		10,303,000
Cash and cash equivalents		5,935,000	5,903,000		5,273,000
Other financial income		4,336,000	2,853,000		5,030,000
Financial costs		(65,385,000)	(60,318,000)		(53,113,000)
Bank borrowings		(15,335,000)	(8,258,000)
Secured and unsecured obligations		(32,353,000)	(41,574,000)		(40,788,000)
Other		(17,697,000)	(10,486,000)		(12,325,000)
Foreign currency exchange differences		(643,000)	(296,000)		867,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		1,115,000	2,339,000		2,380,000
Negative		(1,758,000)	(2,635,000)		(1,513,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			1,443,000		1,149,000
Other gains (losses)		145,000	(15,071,000)		(196,000)
Gain (loss) from other investments		0	(13,760,000)
Gain (loss) from the sale of property, plants and equipment		145,000	(1,311,000)		(196,000)
Income before taxes		356,053,000	298,772,000		318,846,000
Income tax expenses, continuing operations		(144,932,000)	(134,584,000)		(129,650,000)
Net income from continuing operations		211,121,000	164,188,000		189,196,000
Net Income		211,121,000	164,188,000		189,196,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		386,853,000	353,771,000		359,412,000
Net cash flows used in investing activities		(262,574,000)	(207,825,000)		(171,926,000)
Net cash flows from (used in) financing activities		(161,966,000)	(70,396,000)		(252,994,000)
Distribution [Member] | Operating Segments [member] | Peru [Member]
ASSETS
TOTAL CURRENT ASSETS		169,383,000	197,936,000				163,867,000
Cash and cash equivalents		79,953,000	67,388,000				20,865,000
Other current non-financial assets		3,882,000	4,864,000				4,146,000
Trade and other current receivables		73,132,000	108,073,000				98,405,000
Current accounts receivable from related parties		1,674,000	8,475,000				27,181,000
Inventories		10,742,000	9,008,000				13,260,000
Current tax assets			128,000				10,000
TOTAL NON-CURRENT ASSETS		1,156,085,000	1,045,207,000				951,698,000
Intangible assets other than goodwill		20,270,000	16,967,000				13,837,000
Property, plant and equipment		1,135,815,000	1,028,240,000				937,861,000
TOTAL ASSETS		1,325,468,000	1,243,143,000				1,115,565,000
Current Assets		169,383,000	197,936,000				163,867,000
Non-current Assets		1,156,085,000	1,045,207,000				951,698,000
TOTAL ASSETS		1,325,468,000	1,243,143,000				1,115,565,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		299,001,000	275,171,000				271,122,000
Other current financial liabilities		57,279,000	52,412,000				50,421,000
Trade and other current payables		140,045,000	135,060,000				114,684,000
Current accounts payable to related parties		65,585,000	32,266,000				36,741,000
Other current provisions		14,854,000	14,757,000				15,386,000
Current tax liabilities		2,402,000					3,855,000
Other current non-financial liabilities		18,836,000	40,676,000				50,035,000
TOTAL NON-CURRENT LIABILITIES		440,183,000	442,112,000				379,948,000
Other non-current financial liabilities		382,166,000	384,146,000				325,149,000
Trade and other non-current payables		294,000	242,000				523,000
Other long-term provisions		489,000	460,000				443,000
Deferred tax liabilities		52,263,000	52,551,000				49,201,000
Non-current provisions for employee benefits		3,005,000	2,783,000				2,658,000
Other non-current non-financial liabilities		1,966,000	1,930,000				1,974,000
TOTAL EQUITY		586,284,000	525,860,000				464,495,000
Equity attributable to shareholders of Enel Américas		586,284,000	525,860,000				464,495,000
Issued capital			216,044,000				183,996,000
Retained earnings		203,281,000	23,436,000				33,102,000
Other reserves		383,003,000	286,380,000				247,397,000
TOTAL LIABILITIES AND EQUITY		1,325,468,000	1,243,143,000				1,115,565,000
Current Liabilities		299,001,000	275,171,000				271,122,000
Non-Current Liabilities		440,183,000	442,112,000				379,948,000
EQUITY		586,284,000	525,860,000				464,495,000
Equity attributable to shareholders of Enel Américas		586,284,000	525,860,000				464,495,000
TOTAL LIABILITIES AND EQUITY		1,325,468,000	1,243,143,000				1,115,565,000
Total Revenue and Other Operating Income		884,291,000	865,430,000		858,466,000
Revenues		879,433,000	861,275,000		854,663,000
Energy sales		818,829,000	809,474,000		806,542,000
Other sales		490,000	804,000		4,234,000
Other services rendered		60,114,000	50,997,000		43,887,000
Other operating income		4,858,000	4,155,000		3,803,000
Raw materials and consumables used		(583,784,000)	(584,948,000)		(578,905,000)
Energy purchases		(549,326,000)	(550,433,000)		(537,026,000)
Other miscellaneous supplies and services		(34,458,000)	(34,515,000)		(41,879,000)
CONTRIBUTION MARGIN		300,507,000	280,482,000		279,561,000
Other work performed by the entity and capitalized		8,235,000	6,666,000		6,540,000
Employee benefits expenses		(34,482,000)	(34,587,000)		(34,212,000)
Other expenses		(44,194,000)	(41,413,000)		(40,532,000)
GROSS OPERATING RESULT		230,066,000	211,148,000		211,357,000
Depreciation and amortization expense		(50,297,000)	(44,688,000)		(44,408,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(5,510,000)	(2,054,000)		(2,442,000)
OPERATING INCOME		174,259,000	164,406,000		164,507,000
FINANCIAL RESULT		(24,279,000)	(24,404,000)		(25,619,000)
Financial income		5,031,000	4,448,000		4,920,000
Cash and cash equivalents		2,982,000	1,064,000		1,362,000
Other financial income		2,049,000	3,384,000		3,558,000
Financial costs		(29,667,000)	(29,208,000)		(29,470,000)
Bank borrowings		(6,122,000)	1,063,000		(2,879,000)
Secured and unsecured obligations		(13,651,000)			(22,070,000)
Other		(9,894,000)	(30,271,000)		(4,521,000)
Foreign currency exchange differences		357,000	356,000		(1,069,000)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		2,141,000	3,334,000		1,492,000
Negative		(1,784,000)	(2,978,000)		(2,561,000)
Other gains (losses)		1,305,000	32,000		920,000
Gain (loss) from other investments		0
Gain (loss) from the sale of property, plants and equipment		1,305,000	32,000		920,000
Income before taxes		151,285,000	140,034,000		139,808,000
Income tax expenses, continuing operations		(46,154,000)	(48,535,000)		(42,652,000)
Net income from continuing operations		105,131,000	91,499,000		97,156,000
Net Income		105,131,000	91,499,000		97,156,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		141,431,000	175,728,000		166,663,000
Net cash flows used in investing activities		(89,334,000)	(99,451,000)		(174,448,000)
Net cash flows from (used in) financing activities		(52,807,000)	(30,516,000)		(63,111,000)
Distribution [Member] | Operating Segments [member] | Argentina [Member]
ASSETS
TOTAL CURRENT ASSETS		396,740,000	378,240,000				269,575,000
Cash and cash equivalents		101,615,000	154,626,000				34,732,000
Other current financial assets		412,000	1,502,000				977,000
Other current non-financial assets		7,365,000	4,955,000				1,776,000
Trade and other current receivables		268,542,000	203,070,000				175,542,000
Current accounts receivable from related parties		1,324,000	1,185,000				338,000
Inventories		17,482,000	12,902,000				52,721,000
Current tax assets							3,489,000
TOTAL NON-CURRENT ASSETS		830,423,000	666,195,000				624,384,000
Other non-current financial assets		27,000	503,000				31,000
Other non-current non-financial assets		312,000	375,000				460,000
Trade and other non-current receivables		9,894,000	1,864,000				8,742,000
Non-current accounts receivable from related parties		255,000	360,000				501,000
Investments accounted for using the equity method		14,000	17,000				21,000
Intangible assets other than goodwill		17,602,000	7,730,000				2,614,000
Property, plant and equipment		751,700,000	655,346,000				612,015,000
Deferred tax assets		50,619,000
TOTAL ASSETS		1,227,163,000	1,044,435,000				893,959,000
Current Assets		396,740,000	378,240,000				269,575,000
Non-current Assets		830,423,000	666,195,000				624,384,000
TOTAL ASSETS		1,227,163,000	1,044,435,000				893,959,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		919,538,000	742,583,000				607,793,000
Other current financial liabilities							741,000
Trade and other current payables		754,987,000	650,715,000				566,755,000
Current accounts payable to related parties		3,755,000	2,416,000				1,679,000
Other current provisions		150,498,000	88,375,000				38,618,000
Current tax liabilities		10,298,000	1,077,000
TOTAL NON-CURRENT LIABILITIES		298,112,000	299,166,000				246,376,000
Trade and other non-current payables		253,113,000	265,994,000				217,984,000
Other long-term provisions		21,826,000	17,795,000				14,848,000
Non-current provisions for employee benefits		20,776,000	14,563,000				13,544,000
Other non-current non-financial liabilities		2,397,000	814,000
TOTAL EQUITY		9,513,000	2,686,000				39,790,000
Equity attributable to shareholders of Enel Américas		9,513,000	2,686,000				39,790,000
Issued capital		44,904,000	53,978,000				66,269,000
Retained earnings		(37,196,000)	(53,463,000)				(29,145,000)
Other reserves		1,805,000	2,171,000				2,666,000
TOTAL LIABILITIES AND EQUITY		1,227,163,000	1,044,435,000				893,959,000
Current Liabilities		919,538,000	742,583,000				607,793,000
Non-Current Liabilities		298,112,000	299,166,000				246,376,000
EQUITY		9,513,000	2,686,000				39,790,000
Equity attributable to shareholders of Enel Américas		9,513,000	2,686,000				39,790,000
TOTAL LIABILITIES AND EQUITY		1,227,163,000	1,044,435,000				893,959,000
Total Revenue and Other Operating Income		1,276,849,000	982,122,000		927,654,000
Revenues		1,247,189,000	939,610,000		425,341,000
Energy sales		1,191,575,000	878,062,000		398,731,000
Other sales		194,000	206,000		703,000
Other services rendered		55,420,000	61,342,000		25,907,000
Other operating income		29,660,000	42,512,000		502,313,000
Raw materials and consumables used		(740,418,000)	(448,621,000)		(240,393,000)
Energy purchases		(617,960,000)	(395,267,000)		(237,681,000)
Transportation costs		(8,537,000)	(1,202,000)		(1,101,000)
Other miscellaneous supplies and services		(113,921,000)	(52,152,000)		(1,611,000)
CONTRIBUTION MARGIN		536,431,000	533,501,000		687,261,000
Other work performed by the entity and capitalized		69,437,000	40,174,000		53,002,000
Employee benefits expenses		(297,520,000)	(262,559,000)		(346,323,000)
Other expenses		(150,619,000)	(139,339,000)		(211,733,000)
GROSS OPERATING RESULT		157,729,000	171,777,000		182,207,000
Depreciation and amortization expense		(22,411,000)	(16,716,000)		(20,207,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		15,633,000	(13,637,000)		(3,496,000)
OPERATING INCOME		150,951,000	141,424,000		158,504,000
FINANCIAL RESULT		(176,791,000)	(162,045,000)		(6,022,000)
Financial income		34,724,000	27,124,000		99,514,000
Cash and cash equivalents		18,799,000	19,204,000		1,990,000
Other financial income		15,925,000	7,920,000		97,524,000
Financial costs		(213,931,000)	(187,941,000)		(108,217,000)
Bank borrowings		(47,000)	(2,123,000)		(1,668,000)
Other		(213,884,000)	(185,818,000)		(106,549,000)
Foreign currency exchange differences		2,416,000	(1,228,000)		2,681,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		3,560,000	1,766,000		6,285,000
Negative		(1,144,000)	(2,994,000)		(3,604,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method					53,000
Other gains (losses)		128,000	56,000		173,000
Gain (loss) from other investments		72,000	56,000
Gain (loss) from the sale of property, plants and equipment		56,000			173,000
Income before taxes		(25,712,000)	(20,565,000)		152,708,000
Income tax expenses, continuing operations		36,981,000	(10,267,000)		(708,000)
Net income from continuing operations		11,269,000	(30,832,000)		152,000,000
Net Income		11,269,000	(30,832,000)		152,000,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		69,724,000	264,533,000		372,162,000
Net cash flows used in investing activities		(102,586,000)	(123,187,000)		(318,908,000)
Net cash flows from (used in) financing activities		(48,000)	(782,000)		(12,478,000)
Distribution [Member] | Operating Segments [member] | Brazil [Member]
ASSETS
TOTAL CURRENT ASSETS		1,958,520,000	1,014,800,000				919,994,000
Cash and cash equivalents		220,764,000	128,761,000				48,290,000
Other current financial assets		9,531,000	50,687,000				46,812,000
Other current non-financial assets		139,197,000	100,707,000				92,878,000
Trade and other current receivables		1,443,683,000	724,459,000				716,125,000
Current accounts receivable from related parties		990,000	779,000				2,203,000
Inventories		134,064,000	1,194,000				949,000
Current tax assets		10,291,000	8,213,000				12,737,000
TOTAL NON-CURRENT ASSETS		5,849,860,000	3,132,310,000				2,341,167,000
Other non-current financial assets		1,325,445,000	1,026,870,000				688,378,000
Other non-current non-financial assets		439,271,000	88,436,000				73,395,000
Trade and other non-current receivables		260,691,000	74,844,000				104,337,000
Intangible assets other than goodwill		3,533,935,000	1,683,978,000				1,274,887,000
Goodwill		129,200,000	131,374,000				108,008,000
Property, plant and equipment		44,132,000	22,274,000				29,515,000
Deferred tax assets		117,186,000	104,534,000				62,647,000
TOTAL ASSETS		7,808,380,000	4,147,110,000				3,261,161,000
Current Assets		1,958,520,000	1,014,800,000				919,994,000
Non-current Assets		5,849,860,000	3,132,310,000				2,341,167,000
TOTAL ASSETS		7,808,380,000	4,147,110,000				3,261,161,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		2,042,695,000	1,060,975,000				778,424,000
Other current financial liabilities		299,790,000	307,181,000				189,683,000
Trade and other current payables		1,446,134,000	640,541,000				539,801,000
Current accounts payable to related parties		286,177,000	111,451,000				45,921,000
Other current provisions		10,594,000	1,802,000				3,019,000
TOTAL NON-CURRENT LIABILITIES		2,699,977,000	1,469,229,000				1,172,623,000
Other non-current financial liabilities		1,109,949,000	663,655,000				593,582,000
Trade and other non-current payables		629,388,000	65,903,000				32,180,000
Non-current accounts payable to related companies		54,016,000	314,577,000				221,329,000
Other long-term provisions		558,465,000	242,640,000				179,400,000
Deferred tax liabilities		121,112,000	1,336,000
Non-current provisions for employee benefits		227,047,000	181,118,000				146,132,000
TOTAL EQUITY		3,065,708,000	1,616,906,000				1,310,114,000
Equity attributable to shareholders of Enel Américas		3,065,708,000	1,616,906,000				1,310,114,000
Issued capital		2,346,393,000	568,832,000				439,395,000
Retained earnings		(1,330,578,000)	92,006,000				115,615,000
Other reserves		2,049,893,000	956,068,000				755,104,000
TOTAL LIABILITIES AND EQUITY		7,808,380,000	4,147,110,000				3,261,161,000
Current Liabilities		2,042,695,000	1,060,975,000				778,424,000
Non-Current Liabilities		2,699,977,000	1,469,229,000				1,172,623,000
EQUITY		3,065,708,000	1,616,906,000				1,310,114,000
Equity attributable to shareholders of Enel Américas		3,065,708,000	1,616,906,000				1,310,114,000
TOTAL LIABILITIES AND EQUITY		7,808,380,000	4,147,110,000				3,261,161,000
Total Revenue and Other Operating Income		4,651,307,000	2,490,631,000		2,805,616,000
Revenues		3,837,369,000	2,032,870,000		2,453,264,000
Energy sales		3,486,144,000	1,893,471,000		2,306,095,000
Other sales		1,855,000	2,107,000		24,551,000
Other services rendered		349,370,000	137,292,000		122,618,000
Other operating income		813,938,000	457,761,000		352,352,000
Raw materials and consumables used		(3,361,899,000)	(1,689,265,000)		(2,117,565,000)
Energy purchases		(2,281,798,000)	(1,158,531,000)		(1,632,001,000)
Transportation costs		(258,156,000)	(94,069,000)		(97,015,000)
Other miscellaneous supplies and services		(821,945,000)	(436,665,000)		(388,549,000)
CONTRIBUTION MARGIN		1,289,408,000	801,366,000		688,051,000
Other work performed by the entity and capitalized		68,186,000	24,407,000		13,955,000
Employee benefits expenses		(269,029,000)	(110,570,000)		(121,324,000)
Other expenses		(439,809,000)	(300,598,000)		(229,178,000)
GROSS OPERATING RESULT		648,756,000	414,605,000		351,504,000
Depreciation and amortization expense		(231,358,000)	(117,594,000)		(109,754,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(75,174,000)	(98,646,000)		(47,259,000)
OPERATING INCOME		342,224,000	198,365,000		194,491,000
FINANCIAL RESULT		(250,354,000)	(148,927,000)		(74,214,000)
Financial income		137,208,000	115,858,000		155,910,000
Cash and cash equivalents		3,869,000	14,305,000		4,468,000
Other financial income		133,339,000	101,553,000		151,442,000
Financial costs		(377,095,000)	(271,077,000)		(229,200,000)
Bank borrowings		(62,079,000)	(48,772,000)		(26,681,000)
Secured and unsecured obligations		(35,259,000)	(58,202,000)		(75,560,000)
Other		(279,757,000)	(164,103,000)		(126,959,000)
Foreign currency exchange differences		(10,467,000)	6,292,000		(924,000)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		18,721,000	34,044,000		2,741,000
Negative		(29,188,000)	(27,752,000)		(3,665,000)
Other gains (losses)		954,000	(1,232,000)		(10,323,000)
Gain (loss) from other investments		0
Gain (loss) from the sale of property, plants and equipment		954,000	(1,232,000)		(10,323,000)
Income before taxes		92,824,000	48,206,000		109,954,000
Income tax expenses, continuing operations		23,851,000	2,618,000		(16,571,000)
Net income from continuing operations		116,675,000	50,824,000		93,383,000
Net Income		116,675,000	50,824,000		93,383,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		186,215,000	572,727,000		252,987,000
Net cash flows used in investing activities		(667,942,000)	(367,158,000)		(411,974,000)
Net cash flows from (used in) financing activities		$ 576,686,000	(149,062,000)		119,640,000
Distribution [Member] | Holdings, Eliminations and Others [Member]
ASSETS
TOTAL CURRENT ASSETS			(2,994,000)				(6,221,000)
Trade and other current receivables			(1,000)				74,000
Current accounts receivable from related parties			(2,993,000)				(6,292,000)
Non-current assets or disposal groups held for sale or for distribution to owners							(3,000)
TOTAL ASSETS			(2,994,000)				(6,221,000)
Current Assets			(2,994,000)				(6,221,000)
TOTAL ASSETS			(2,994,000)				(6,221,000)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES			(2,994,000)				(6,221,000)
Current accounts payable to related parties			(2,994,000)				(6,221,000)
TOTAL LIABILITIES AND EQUITY			(2,994,000)				(6,221,000)
Current Liabilities			(2,994,000)				(6,221,000)
TOTAL LIABILITIES AND EQUITY			$ (2,994,000)				$ (6,221,000)
Employee benefits expenses					(567,000)
Other expenses					(1,546,000)
GROSS OPERATING RESULT					(2,113,000)
OPERATING INCOME					(2,113,000)
FINANCIAL RESULT					(1,704,000)
Financial income					362,000
Cash and cash equivalents					362,000
Financial costs					(723,000)
Other					(725,000)
Gains (losses) from indexed assets and liabilities					2,000
Foreign currency exchange differences					(1,343,000)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity					1,669,000
Negative					(3,012,000)
Income before taxes					(3,817,000)
Income tax expenses, continuing operations					(17,151,000)
Net income from continuing operations					(20,968,000)
Net Income					(20,968,000)
STATEMENT OF CASH FLOWS
Net cash flows from operating activities					(281,000)
Net cash flows used in investing activities					(27,374,000)
Net cash flows from (used in) financing activities					$ 27,657,000

[1]	As Restated
[2]	(*) See Note 3